                                  As filed with the Commission on April 30, 2003
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 100         X

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 100        X

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

  Daniel O. Hirsch, Esq.                      Copies to: Burton M. Leibert, Esq.
     One South Street                            Willkie, Farr & Gallagher
Baltimore, Maryland  21202                           787 Seventh Ave
(Name and Address of Agent                       New York, New York 10019
       for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On April 30, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Cash Management Portfolio and Treausry Money Portfolio have executed this
Registration Statement.]

Cash Management Fund Investment

Treasury Money Fund Investment

Prospectus

April 30, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

3	Cash Management Fund Investment

12	Treasury Money Fund Investment

Information Concerning All Funds

19	Management of the Funds

21	Calculating a Fund’s Share Price

22	Dividends and Distributions

22	Tax Considerations

23	Performance Information

24	Buying and Selling Fund Shares

ticker symbol	BCSXX
fund number	834

Cash Management Fund Investment

Overview of the Fund

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests in high quality money market instruments.

Investment Policies and Strategies: The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The Fund invests more than 25% of its total assets in banks and other financial institutions.

Cash Management Fund Investment    |    3

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

■	A rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of a security in the Fund’s portfolio to decline.

■	Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

The Fund requires a minimum investment of $2,000. You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

4    |    Cash Management Fund Investment

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund’s performance year to year. The bar chart shows the Fund’s actual return for each of the past ten calendar years. The table shows the Fund’s average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2002, the Fund’s 7-day yield was 0.77%. To learn the current 7-day yield, investors may call the Fund’s Service Center at 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The ‘total return’ of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Year-by-Year Returns (the past ten calendar years)

During the periods shown, the Fund’s highest return in any calendar quarter was 1.51% (third quarter 2000) and its lowest quarterly return was 0.21% (fourth quarter 2002). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2002

Average Annual Returns

	1 Year	5 Years	10 Years

Cash Management Fund Investment	1.14%	4.02%	4.14%

Cash Management Fund Investment    |    5

Annual Fund Operating Expenses

(expenses paid from Fund assets)

The Annual Fees and Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund’s operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund’s expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

Annual Fund Operating Expenses

	Percentage of Average Daily Net Assets[1]

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.63%

Total Annual Fund Operating Expenses	0.78%

Less: Fee Waiver and/or Expense Reimbursements	(0.03%	)[2]

Net Expenses	0.75%

Expense Example3

1 Year	3 Years	5 Years	10 Years

$77	$246	$430	$963

[1]	Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the ‘Organizational Structure’ section of this prospectus.)

[2]	The investment advisor and administrator have agreed, for a 16-month period from the Fund’s fiscal year end of December 31, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

[3]	For the first year, the expense example takes into account fee waivers and/or expense reimbursements.

6    |    Cash Management Fund Investment

A Detailed Look at the Fund

Objective

The Fund, seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

■	Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received the highest short-term rating from two nationally recognized statistical rating organizations;

–	have received the highest short-term rating from one rating organization (if only one organization rates the security);

–	are unrated, but are determined to be of similar quality by us; or

–	have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

Cash Management Fund Investment    |    7

Principal Investments

The Fund may invest in high-quality, short-term, dollar-nominated money market instruments paying a fixed, variable or floating interest rate. These include:

■	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund’s principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund’s credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund’s best interest.

8    |    Cash Management Fund Investment

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

■	We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

■	We primarily buy securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

■	it cannot sell the securities at the agreed-upon time and price; or

■	the securities lose value before they can be sold.

Cash Management Fund Investment    |    9

The Fund seeks to reduce this risk by monitoring, the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial services companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

10    |    Cash Management Fund Investment

Financial Highlights

The table below provides a picture of the Fund’s financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

	For the Years Ended December 31,
	2002	2001	2000	1999	1998

Selected per share data:

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	.011	.04	.06	.04	.05

Net realized and unrealized gain (loss) on investment transactions[1]	—	—	—	—	—

Total from investment operations	.011	.04	.06	.04	.05

Less distributions from:

Net investment income	(.011)	(.04)	(.06)	(.04)	(.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)[2]	1.14	3.63	5.87	4.58	4.93

Ratios to average net assets and supplemental data:

Net assets, end of period ($ millions)	158	189	244	154	233

Ratio of expenses before expense reductions, including expenses of Cash Management Portfolio (%)	.78	.78	.79	.78	.81

Ratio of expenses after expense reductions, including expenses of Cash Management Portfolio (%)	.75	.75	.75	.75	.75

Ratio of net investment income (%)	1.10	3.60	5.75	4.42	4.80

[1]	Amount is less than $.0005 per share.

[2]	Total returns would have been lower had certain expenses not been reduced.

Cash Management Fund Investment    |    11

ticker symbol	BTTXX
fund number	835

Treasury Money Fund Investment

Overview of the Fund

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

Investment Policies and Strategies: The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in US Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

12    |    Treasury Money Fund Investment

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

The Fund requires a minimum investment of $2,000. You should consider investing in the Fund if you are a conservative investor looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Money Fund Investment    |    13

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund’s performance year to year. The bar chart shows the Fund’s actual return for each of the past ten calendar years. The table shows the Fund’s average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2002, the Fund’s 7-day yield was 0.68%. To learn the current 7-day yield, investors may call the Fund’s Service Center at 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is the income generated by the Fund over a seven day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The ‘total return’ of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Year-by-Year Returns (the past ten calendar years)

During the period shown, the Fund’s highest return in any calendar quarter was 1.45% (fourth quarter 2000) and its lowest quarterly return was 0.21% (fourth quarter 2000). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2002

Average Annual Returns

	1 Year	5 Years	10 Years

Treasury Money Fund Investment	1.04%	3.80%	3.95%

14    |    Treasury Money Fund Investment

Annual Fund Operating Expenses

(expenses paid from Fund assets)

The Annual Fees and Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund’s operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund’s expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

Annual Fund Operating Expenses

	Percentage of Average Daily Net Assets[1]

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.63%

Total Annual Fund Operating Expenses	0.78%

Less: Fee Waivers and/or Expense Reimbursements	(0.03%	)[2]

Net Expenses	0.75%

Expense Example3

1 Year	3 Years	5 Years	10 Years

$77	$246	$430	$963

[1]	Information on the annual operating expenses reflects the expenses of both the Fund and the Treasury Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the ‘Organizational Structure’ section of this prospectus.)

[2]	The investment advisor and administrator have agreed, for a 16-month period from the Fund’s fiscal year end of December 31, 2002 to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

[3]	For the first year, the expense example takes into account fee waivers and/or expense reimbursements.

Treasury Money Fund Investment    |    15

A Detailed Look at the Fund

Objective

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

While we give priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

Strategy

The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing only in US Treasury obligations and repurchase agreements backed by obligations of the US Treasury. Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal Investments

The Fund invests in US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Risks

Set forth below are some of the prominent risks associated with ‘treasury’ money market mutual funds, and our approaches to contain them.

16    |    Treasury Money Fund Investment

Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund’s credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund’s best interest.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

■	We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

■	We primarily buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

■	it cannot sell the securities at the agreed-upon time and price; or

■	the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Treasury Money Fund Investment    |    17

Financial Highlights

The table below provides a picture of the Fund’s financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

	For the Years Ended December 31,
	2002		2001	2000	1999	1998

Selected per share data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	.010		.03	.05	.04	.05

Net realized and unrealized gain (loss) on investment transactions[1]	—		—	—	—	—

Total from investment operations	.010		.03	.05	.04	.05

Less distributions from:

Net investment income	(.010)		(.03)	(.05)	(.04)	(.05)

Net realized gain on investment transactions	—	a	—	—	—	—

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return (%)[2]	1.04		3.33	5.60	4.32	4.76

Ratios to average net assets and supplemental data:

Net assets, end of period ($ millions)	214		285	336	561	309

Ratio of expenses before expense reductions, including expenses of Treasury Money Portfolio (%)	.78		.79	.78	.77	.77

Ratio of expenses after expense reductions, including expenses of Treasury Money Portfolio (%)	.75		.75	.75	.75	.75

Ratio of net investment income (%)	1.03		3.25	5.43	4.25	4.66

[1]	Amount is less than $.0005.

[2]	Total returns would have been lower had certain expenses not been reduced.

18    |    Treasury Money Fund Investment

Information Concerning All Funds

Management of the Funds

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas, Inc., Deutsche Asset Management, Inc. (‘DeAM, Inc.’), Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Bank Trust Company Americas, Scudder Trust Company.

Board of Trustees. Each Fund’s shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund’s activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with offices at 345 Park Avenue, New York, NY 10154, acts as each Fund’s investment advisor. The investment advisor makes the Fund’s investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The Funds paid the following fees net of waivers to the investment advisor for investment advisory services in the last fiscal year:

Fund	Percentage of Average Daily Net Assets

Cash Management Fund Investment	0.13%

Treasury Money Fund Investment	0.14%

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2003, managed approximately $60 billion in assets.

Information Concerning All Funds    |    19

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. (‘ICCC’), an affiliate of DeAM, Inc., provides administrative services—such as portfolio accounting, legal services and sending proxy statements, shareholder reports and updated prospectus information to you and collecting your executed proxies. Scudder Investment Service Company (‘SISC’), also an affiliate of DeAM, Inc., serves as the Fund’s transfer agent. SISC or your service agent, performs the functions necessary to establish and maintain your account.

Besides setting up the account and processing your purchase and sale orders, these functions include:

■	keeping accurate, up-to-date records for your individual Fund account;

■	implementing any changes you wish to make in your account information;

■	processing your requests for cash dividends and distributions from the Fund; and

■	answering your questions on the Fund’s investment performance or administration.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with SISC. Service agents may charge additional fees to investors only for those services not otherwise included in the SISC servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. Cash Management Fund Investment and Treasury Money Fund Investment are ‘feeder funds’ that invest all of their assets in a ‘master portfolio.’ Those Funds and their corresponding master portfolio are listed below:

Feeder Fund	Master Portfolio

Cash Management Fund Investment	Cash Management Portfolio

Treasury Money Fund Investment	Treasury Money Portfolio

20    |    Information Concerning All Funds

Each feeder fund and its master portfolio have the same goal. Each master portfolio is advised by DeAM, Inc.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio’s expenses in proportion to its investments in the master portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund’s Trustees to withdraw the Fund’s assets from the master portfolio if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw a Fund’s assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

Calculating a Fund’s Share Price

We calculate the daily price of each Fund’s shares (also known as the ‘Net Asset Value’ or ‘NAV’) each day the Funds are open for business. We calculate the Funds’ NAVs as of 12:00 noon, Eastern time, and as of the close of regular business on the New York Stock Exchange. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:

Generally, the Funds are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veteran’s Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the ‘Fed wire’ is open, the primary trading markets for the Funds’ portfolio instruments are open and the Funds’ management believes there is adequate liquidity.

Information Concerning All Funds    |    21

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium— or marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund’s Net Asset Value will normally be $1.00 a share.

Dividends and Distributions

Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis. Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells.

The Funds may also pay dividends and capital gain distributions at other times if necessary in order to avoid federal income or excise tax.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested. Whether taken in cash or reinvested, distributions from the Fund may be subject to tax. For retirement plans, reinvestment is the only option.

Tax Considerations

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

22    |    Information Concerning All Funds

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Funds. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Funds.

Each Fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Dividends and distributions usually have the following tax status:

Transaction	Tax status

Income dividends	Ordinary income

Short-term capital gain distributions	Ordinary income

We reserve the right to reject a new account application if you don’t provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number. We reserve the right to withhold the current rate of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

Performance Information

Each Fund’s performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund’s performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Information Concerning All Funds    |    23

Buying and Selling Fund Shares

How to contact the Funds’ Service Center:

By Phone:	(800) 730-1313

First Investments By Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219356 Kansas City, MO 64121-9356

Additional Investments By Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219154 Kansas City, MO 64121-9154

By Express Registered or Certified Mail:	Deutsche Asset Management c/o Scudder Investments 811 Main Street Kansas City, MO 64105-2005

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 6:00 pm, Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center’s automated assistance line 24 hours a day, 7 days a week.

Minimum account investments

Initial purchase:

Initial investment in Investment Class shares	$2,000

Subsequent investments	$100

IRA account, initial investment (there is no minimum for subsequent investments)	$1,000

Initial investment for shareholders of other Deutsche Asset Management Funds’ Investment Class shares	$500

Automatic investing plan, initial investment	$250

Weekly, semi-monthly or monthly plan subsequent investments	$100

Quarterly plan subsequent investments	$250

Semi-annual or annual plan subsequent investments	$500

Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)	$0

Account balance:

Non-retirement account	$500

IRA account	$0

24    |    Information Concerning All Funds

Accounts opened through a service agent may have different minimum investment accounts.

The Fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to open your Fund account:

By Mail:

Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Funds you have selected to the Service Center. The addresses are shown under ‘How to contact the Fund’s Service Center.’

By Wire:	Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

Two ways to buy and sell shares in your account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management Fund you have selected, to the Service Center. The addresses are shown in this section under ‘How to contact the Fund’s Service Center.’ Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks, third-party checks, checks issued by credit card companies, internet based companies, checks drawn on foreign banks or money orders. If you are investing in more than one fund, make your check payable to ‘Deutsche Asset Management’ and include your account number, the names and

Information Concerning All Funds    |    25

numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The Fund number for Cash Management Fund Investment is 834. The Fund number for Treasury Money Fund Investment is 835.

Selling: Send a signed letter to the Service Center with your name, your Fund number and account number, the Fund’s name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 12:00 pm Eastern Time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm Eastern time.

Routing No:	021001033

Attn:	Deutsche Asset Management Funds

DDA No:	00-226-296

FBO:	(Account name) (Account number)

Credit:	Cash Management Fund Investment — 834 Treasury Money Fund Investment — 835

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313 prior to

26    |    Information Concerning All Funds

12:00 pm Eastern Time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 2:00 pm Eastern time to wire your account the same business day. All orders placed after 12 pm Eastern time will be wired to your account the next business day. Wire transfers may be restricted on holidays and at certain other times.

Important information about buying and selling shares

■	You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation on the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the Fund. Your service agent may charge a fee for buying and selling shares for you.

■	You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 pm Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a Fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

■	If we receive your purchase order before 12:00 pm Eastern time you will receive dividends declared that day. If we receive it after 12:00 pm Eastern time, you will not.

■	If we receive your order to sell shares after 12:00 pm Eastern time you will receive dividends declared that day. If we receive it before 12:00 pm Eastern time, you will not.

■	After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

■	Each Fund accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks,

Information Concerning All Funds    |    27

money orders, third-party checks, or checks issued by credit card companies or Internet-based companies.

■	The payment of redemption proceeds (including exchanges) for shares of a Fund recently purchased by check may be delayed for up to 10 calendar days while we wait for your check to clear.

■	Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven calendar days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

■	We reserve the right to close your account and send you the proceeds if your balance falls below the Fund’s minimum account balance; we will give you 60 days’ notice so you can either increase your balance or close your account (these policies don’t apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance)

■	When you want to send sale proceeds to a third party or to a new address, you will usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can’t get a signature guarantee from a notary public and we must be provided the original guarantee.

■	We reserve the right to pay you for shares you sell by ‘redeeming in kind,’ that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the Fund’s net assets, whichever is less.

28    |    Information Concerning All Funds

■	We do not issue share certificates.

■	Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

■	During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

■	The Funds reserve the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Funds reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits Funds from disposing of their portfolio securities or pricing their shares; or 4) in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens; but in any event the Funds may not delay payment more than seven days except under the previous four circumstances.

■	Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you semi-annual and annual reports on your Fund’s overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares in certain other Deutsche Asset Management mutual funds. When you exchange shares, you are selling shares in one Fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a Fund for 15 days before we process the purchase order for the other Fund, or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons. Before buying shares through an exchange, you should be sure to obtain a copy of that Fund’s prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Information Concerning All Funds    |    29

Please note the following conditions:

■	The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

■	You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

■	If you are maintaining a taxable account, you may have to pay taxes on the exchange.

■	Your exchange must meet the minimum investment amount for the class of shares being purchased.

■	The accounts between which you exchange must be the same share class.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

■	Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has ACH services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

30    |    Information Concerning All Funds

Notes

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at: Deutsche Asset Management c/o Scudder Investments PO Box 219356 Kansas City, MO 64121-9356 or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1048

Cash Management Fund Investment
Treasury Money Fund Investment
Scudder Advisor Funds
(Prior to May 16, 2003, known as
BT Investment Funds)
811-4760

Printed on recycled paper.    (04/30/03)  COMBMONPRO

NY Tax Free Money Fund Investment

Tax Free Money Fund Investment

Prospectus

April 30, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

3	NY Tax Free Money Fund Investment

12	Tax Free Money Fund Investment

Information Concerning All Funds

21	Management of the Funds

23	Calculating a Fund’s Share Price

24	Dividends and Distributions

24	Tax Considerations

25	Performance Information

26	Buying and Selling Fund Shares

ticker symbol	BNYXX
fund number	844

NY Tax Free Money Fund Investment

Overview of the Fund

Goal: The Fund seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

Investment Policies and Strategies: The Fund seeks to achieve its goal by investing primarily in municipal bonds and notes from New York issues (or issues in other locales) whose interest payments are exempt from New York State and City income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

NY Tax Free Money Fund Investment      |    3

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value.

■	New York’s local economy could suffer a reversal that would undermine or cast doubt on the ability of New York municipal issuers to meet their financial obligations.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of a security in the Fund’s portfolio to decline.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal. The Fund offers an added advantage to New York residents by emphasizing investments whose interest income is exempt from New York State and City income tax.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

4    |    NY Tax Free Money Fund Investment

Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund’s performance year to year. The bar chart shows the Fund’s actual return for each of the past ten calendar years. The table shows the Fund’s average annual return over the last calendar year, the last five calendar years, and the last ten calendar years.

As of December 31, 2002, the Fund’s taxable equivalent yield was 1.26%. To learn the current yield, investors may call the Fund’s Service Center at 1-800-730-1313.

The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund’s tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The ‘total return’ of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Year-by-Year Returns (the past ten calendar years)

During the periods shown, the Fund’s highest return in any calendar quarter was 0.86% (fourth quarter 2000) and its lowest quarterly return was 0.14% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2002

Average Annual Returns

	1 Year	5 Years	10 Years

NY Tax Free Money Fund Investment	0.65%	2.16%	2.33%

NY Tax Free Money Fund Investment     |    5

Fees and Expenses of the Fund

(expenses paid from Fund assets)

The Annual Fees and Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund’s operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund’s expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

Annual Fees and Expenses

	Percentage of Average Daily Net Assets

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.67%

Total Annual Fund Operating Expenses	0.82%

Less: Fee Waiver and/or Expense Reimbursements	(0.07%	)[1]

Net Expenses	0.75%

Expense Example2

1 Year	3 Years	5 Years	10 Years

$77	$255	$448	$1,007

[1]	The investment advisor and administrator have agreed, for a 16-month period from the Fund’s fiscal year end of December 31, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

[2]	For the first year, the expense example takes into account fee waivers and/or expense reimbursements.

6    |    NY Tax Free Money Fund Investment

A Detailed Look at the Fund

Objective

The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes.

While we give priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer’s creditworthiness changes.

Strategy

The Fund seeks current income by concentrating its investments in the bonds and notes of New York issuers and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income exempt from Federal and New York State and City income taxes:

■	Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase;

■	The Fund primarily buys short-term New York municipal obligations that at the time of purchase:

■	have received one of the top two short-term ratings from two nationally recognized statistical rating organizations (NRSRO);

■	have received one of the top two short-term ratings from one NRSRO (if only one NRSRO rates the security);

■	are unrated, but are determined to be of comparable quality by the investment advisor; or

NY Tax Free Money Fund Investment      |    7

■	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the investment advisor.

Principal Investments

The Fund primarily invests in the following types of investments:

■	General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

■	Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer’s taxing power.

■	Tax-exempt commercial paper, tax-exempt debt of borrowers that matures in 270 days or less.

■	Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

■	Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer’s payments for a stated amount), general bank guarantees or municipal bond insurance.

■	Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

■	Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal income taxes, including the alternative minimum tax.

■

Municipal trust receipts or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial

8    |    NY Tax Free Money Fund Investment

institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Fund may invest up to 25% of its net assets in MTRs.

Under normal conditions, the Fund invests at least 80% of its assets in investments the income from which is excluded from Federal income taxes and exempt from New York State and City personal income taxes.

The Fund may invest up to 20% of its total assets in notes and bonds that are exempt from Federal income taxes but not from New York State and City income tax when money available for investment exceeds the supply of New York debt securities that meet the Fund’s criteria.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund’s assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

Risks

Set forth below are some of the prominent risks associated with tax free money market mutual funds, and our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund’s requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund’s best interest.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of

NY Tax Free Money Fund Investment      |    9

the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund’s returns to lag behind those of similar money market funds.

Concentration Risk. Because of the Fund’s concentration in New York municipal securities, the Fund has a relatively large exposure to financial stresses arising from a regional economic downturn. The investment advisor attempts to limit this risk by spreading out investments across issuers to the extent possible.

Municipal Trust Receipts Risk. The Fund’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

10    |    NY Tax Free Money Fund Investment

Financial Highlights

The table below provides a picture of the Fund’s financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

	For the Years Ended December 31,
	2002	2001[1]		2000[1]		1999[1]		1998[1]

Selected per share data:

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	.006	.02		.03		.02		.03

Net realized and unrealized gain (loss) on investment transactions	—[2]	—[2]		—[2]		—[2]		—[2]

Total from investment operations	.006	.02		.03		.02		.03

Less distributions from:

Net investment income	(.006)	(.02)		(.03)		(.02)		(.03)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total return (%)	.65	1.89		3.23		2.41		2.66

Ratios to average net assets and supplemental data:

Net assets, end of period ($ millions)	113	110		86		74		78

Ratios of expenses before expense reductions (%)	.82	.80	[3]	.86	[3]	.84	[3]	.85	[3]

Ratio of expenses after expense reductions (%)	.75	.75[3]		.75[3]		.75[3]		.75[3]

Ratio of net investment income (%)	.65	1.86		3.19		2.37		2.63

[1]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund for the respective periods. On March 26, 2001, the Trustees approved the dissolution of the NY Tax Free Money Portfolio (the ‘Portfolio’). On April 27, 2001, NY Tax Free Money Fund Investment withdrew its assets in-kind from the Portfolio and began operations as a stand-alone fund.

[2]	Less than $.0005 per share.

[3]	Includes expenses of the NY Tax Free Money Portfolio.

NY Tax Free Money Fund Investment      |    11

ticker symbol	BTXXX
fund number	839

Tax Free Money Fund Investment

Overview of the Fund

Goal: The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

Investment Policies and Strategies: The Fund seeks to achieve its goal by investing primarily in municipal obligations whose interest payments are exempt from Federal income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

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Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of a security in the Fund’s portfolio to decline.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund’s performance year to year. The bar chart shows the Fund’s actual return for each of the past ten calendar years. The table shows the Fund’s average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 2002, the Fund’s tax equivalent yield was 1.24%. To learn the current yield, investors may call the Fund’s Service Center at 1-800-730-1313.

The tax equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund’s tax free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The ‘total return’ of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Year-by-Year Returns (the past ten calendar years)

During the periods shown, the Fund’s highest return in any calendar quarter was 0.88% (second quarter 1995) and its lowest quarterly return was 0.18% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2002

Average Annual Returns

	1 Year	5 Years	10 Years

Tax Free Money Fund Investment	0.72%	2.28%	2.48%

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Fees and Expenses of the Fund

(expenses paid from Fund assets)

The Annual Fees and Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Money Fund Investment.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund’s operating expenses remained the same, and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund’s expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

	Percentage of Average Daily Net Assets

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.65%

Total Annual Fund Operating Expenses	0.80%

Less: Fee Waivers and/or Expense Reimbursements	(0.05%	)[1]

Net Expenses	0.75%

Expense Example2

1 Year	3 Years	5 Years	10 Years

$77	$250	$439	$985

[1]	The investment advisor and administrator have agreed, for a 16-month period from the Fund’s fiscal year end of December 31, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

[2]	For the first year, the expense example takes into account fee waivers and/or expense reimbursements.

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A Detailed Look at the Fund

Objective

The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments.

While we give priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer’s creditworthiness changes.

Strategy

The Fund seeks current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income from Federal tax:

■	Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase;

■	The Fund buys short-term municipal obligations that at the time of purchase:

■	have received the top short-term rating from two nationally recognized statistical rating organizations (NRSRO);

■	have received the highest short-term rating from one NRSRO (if only one NRSRO rates the security);

■	are unrated, but are determined to be of comparable quality by the investment advisor; or

■	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the investment advisor.

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Principal Investments

The Fund primarily invests in the following types of investments:

■	General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

■	Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer’s taxing power.

■	Tax-exempt commercial paper, tax-exempt debt of borrowers that matures in 270 days or less.

■	Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

■	Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer’s payments for a stated amount), general bank guarantees or municipal bond insurance.

■	Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

■	Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal income taxes, including the alternative minimum tax.

■	Municipal trust receipts or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Fund may invest up 25% of its net assets in MTRs.

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Under normal conditions, the Fund invests at least 80% of its assets in investments the income from which is excluded from Federal income taxes.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund’s assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

Risks

Set forth below are some of the prominent risks associated with tax free money market mutual funds, and our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund’s requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund’s best interest.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

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Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund’s returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The Fund’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

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Financial Highlights

The table below provides a picture of the Fund’s financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

	For the Years Ended December 31,
	2002		2001[1]		2000[1]		1999[1]		1998[1]

Selected per share data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	.007		.02		.03		.02		.03

Net realized and unrealized gain (loss) on investment transactions	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]

Total from investment operations	.007		.02		.03		.02		.03

Less distributions from:

Net investment income	(.007)		(.02)		(.03)		(.02)		(.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (%)	.72		2.08		3.35		2.54		2.75

Ratios to average net assets and supplemental data:

Net assets, end of period ($ millions)	166		164		222		128		201

Ratio of expenses before expense reductions (%)	.80		.79	[3]	.82	[3]	.80	[3]	.83	[3]

Ratio of expenses after expense reductions (%)	.75		.75	[3]	.75	[3]	.75	[3]	.75	[3]

Ratio of net investment income (%)	.72		2.11		3.30		2.50		2.71

[1]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund for the respective periods. On March 26, 2001, the Trustees approved the dissolution of the Tax Free Money Portfolio (the ‘Portfolio’). On April 27, 2001, Tax Free Money Fund Investment withdrew its assets in-kind from the Portfolio and began operations as a stand-alone fund.

[2]	Less than $.005 per share.

[3]	Includes expenses of the Tax Free Money Portfolio.

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Information Concerning All Funds

Management Of The Funds

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. (‘DeAM, Inc.’), Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Limited, Deutsche Bank Trust Company Americas and Scudder Trust Company.

Board of Trustees. Each Fund’s shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Funds’ activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with offices at 345 Park Avenue, New York, NY 10154, acts as each Fund’s investment advisor. As investment advisor, DeAM, Inc. makes the Fund’s investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

In the last fiscal year the Advisor received a fee, after waivers, as  follows:

Fund	Percentage of Average Daily Net Assets

NY Tax Free Money Fund Investment	0.08%

Tax Free Money Fund Investment	0.10%

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2003, managed approximately $60 billion in assets.

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DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. (‘ICCC’), also an affiliate of DeAM, Inc., provides administrative services such as portfolio accounting, legal services and sending proxy statements, shareholder reports and updated prospectus information to you; and collecting your executed proxies.

Scudder Investments Service Company (‘SISC’), also an affiliate of DeAM, Inc., serves as the Funds’ transfer agent. SISC or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

■	keeping accurate, up-to-date records for your individual Fund account;

■	implementing any changes you wish to make in your account information;

■	processing your requests for cash dividends and distributions from the Fund; and

■	answering your questions on the Fund’s investment performance or administration.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with SISC. Service agents may charge additional fees to investors only for those services not otherwise included in the SISC servicing agreement, such as cash management or special trust or retirement-investment reporting.

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Calculating a Fund’s Share Price

We calculate the daily price of each Fund’s shares (also known as the ‘Net Asset Value’ or ‘NAV’) each day the Funds are open for business, as of 12:00 noon, Eastern time. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close early before a particular holiday. On days a Fund closes early:

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium—or marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund’s Net Asset Value will normally be $1.00 a share.

Generally, the Funds are open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans’ Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other then the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances but the ‘Fed wire’ is open, the primary trading markets for the Funds’ portfolio instruments are open and the Funds’ management believes there is adequate liquidity.

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Dividends and Distributions

Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis. Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells.

Dividends paid by Tax Free Money Fund Investment and NY Tax Free Money Fund Investment on municipal notes and bonds are generally exempt from Federal income tax. Dividends paid by NY Tax Free Money Fund Investment on New York municipal notes and bonds generally are excluded from Federal income taxes and exempt from New York City and State personal income taxes. If the Funds make a taxable investment, you will have to pay Federal income taxes on interest earned.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested. Whether taken in cash or reinvested, distributions from a fund may be subject to tax. For retirement plans, reinvestment is the only option.

Tax Considerations

Tax Free Money Fund Investment attempts to invest 100% of its assets in tax-exempt municipal securities that generate tax-exempt income. NY Tax Free Money Fund Investment attempts to invest 100% of its assets in municipal obligations that are excluded from Federal income taxes and exempt from New York State and City personal income taxes. However, each Fund may invest up to 20% (or greater while maintaining a temporary defensive position) of the value of its total assets in securities that generate income subject to Federal or alternative minimum tax (and New York City tax, in the case of NY Tax Free Money Fund Investment). Income exempt from Federal income tax may be subject to state and local income tax. Any capital gains distributed by the Funds may be taxable.

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Each Fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

We reserve the right to reject a new account application if you don’t provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number. We reserve the right to withhold the current rate of your distributions as Federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

The tax considerations for tax-deferred accounts, non-taxable entities and foreign investors may be different. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

Performance Information

Each Fund’s performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund’s performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

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Buying and Selling Fund Shares

How to contact the Funds’ Service Center:

By Phone:	1-800-730-1313

First Investments by Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219356 Kansas City, MO 64121-9356

Additional Investments By Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219154 Kansas City, MO 64121-9154

By Express Registered or Certified Mail:	Deutsche Asset Management c/o Scudder Investments 811 Main Street Kansas City, MO 64105-2005

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 7:00 pm, Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center’s automated assistance line 24 hours a day, 7 days a week.

Minimum account investments

Initial purchase:

Initial investment in Investment Class shares	$2,000

Subsequent investments	$100

IRA account, initial investment (there is no minimum for subsequent investments)	$1,000

Initial investment for shareholders of other Deutsche Asset Management Funds’ Investment Class shares	$500

Automatic investing plan, initial investment	$250

Weekly, semi-monthly or monthly plan subsequent investments	$100

Quarterly plan subsequent investments	$250

Semi-annual or annual plan subsequent investments	$500

Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)	$0

Account balance:

Non-retirement account	$500

IRA account	$0

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Accounts opened through a service agent may have different minimum investment accounts.

The Funds and their service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Funds may be offered to directors and trustees of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to open your Fund account:

By Mail:

Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Funds you have selected to the Service Center. The addresses are shown under ‘How to contact the Funds’ Service Center.’

By Wire:	Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two ways to buy and sell shares in your account

MAIL:

Buying: Send your check, payable to the fund you have selected, to the Service Center. The addresses are shown in this section under ‘How to contact the Funds’ Service Center.’ Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to ‘Deutsche Asset Management’ and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The fund number for NY Tax Free Money Fund Investment is 844 and the fund number for Tax Free Money Fund Investment is 839.

Selling: Send a signed letter to the Service Center with your name, your fund number and account number, the fund’s name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless

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exchanging into another Deutsche Asset Management or Scudder Investments fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 12:00 pm Eastern time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm Eastern time.

Routing No:	021001033

Attn:	Deutsche Asset Management Funds

DDA No:	00-226-296

FBO:	(Account name) (Account number)

Credit:	NY Tax Free Money Fund Investment — 844 Tax Free Money Fund Investment — 839

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313 prior to 12:00 pm Eastern time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 12:00 pm Eastern time to wire your account the same business day. All orders placed after 12:00 pm Eastern time will be wired to your account the next business day. Wire transfers may be restricted on holidays and at certain other times.

Important information about buying and selling shares

■	You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms

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and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

■	You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 pm Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

■	After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Funds are open for business.

■	The Funds accept payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, money orders, third-party checks, or checks issued by credit card companies, Internet-based companies or checks drawn on foreign banks.

■	The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 10 calendar days while we wait for your check to clear.

■	Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven calendar days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

■	We reserve the right to close your account and send you the proceeds if your balance falls below the Funds’ minimum account balance; we will give you 60 days’ notice so you can either increase

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your balance or close your account (these policies don’t apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance).

■	When you want to send sale proceeds to a third party or to a new address, you will usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can’t get a signature guarantee from a notary public and we must be provided the original guarantee.

■	We reserve the right to pay you for shares you sell by ‘redeeming in kind,’ that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund’s net assets, whichever is less.

■	If we receive your purchase order before 12:00 noon Eastern time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern time, you will not.

■	If we receive your order to sell shares after 12:00 noon Eastern time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern time, you will not.

■	The Funds reserve the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Funds reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the Funds from disposing of their portfolio securities or pricing their shares; or 4) in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens; but in any event the Funds may not delay payment more than seven days except under the previous four circumstances.

■	We do not issue share certificates.

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■	Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

■	During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

■	Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you semi-annual and annual reports on your fund’s overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares in certain other Deutsche Asset Management or Scudder Investments mutual funds. When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons. Before buying shares through an exchange, you should be sure to obtain a copy of that fund’s prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

■	The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

■	You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

■	If you are maintaining a taxable account, you may have to pay taxes on the exchange.

■	Your exchange must meet the minimum investment amount for the class of shares being purchased.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You

Information Concerning All Funds    |    31

can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

■	Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) Services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has Automated Clearing House (ACH) Services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

32    |    Information Concerning All Funds

Notes

Notes

Notes

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2003, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at: Deutsche Asset Management c/o Scudder Investments PO Box 219356 Kansas City, MO 64121-9356 or call our toll-free number: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, Il 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1048

NY Tax Free Money Fund Investment
Tax Free Money Fund Investment
Scudder Advisor Funds
(Prior to May 16, 2003, known as
BT Investment Funds)
811-4760

Printed on recycled paper.    (04/30/03)  NYTXMFREEPRO

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2003
SCUDDER ADVISOR FUNDS

TAX FREE MONEY FUND INVESTMENT
NY TAX FREE MONEY FUND INVESTMENT

Scudder Advisor Funds (prior to May 16, 2003, known as BT Investment Funds) (the
"Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. The Tax Free Money Fund Investment and the NY Tax Free Money Fund
Investment, (each a "Fund" and, collectively, the "Funds") are described herein.

Prior to April 27, 2001, the Tax Free Money Fund Investment and the NY Tax Free
Money Fund Investment invested all of their investable assets in diversified open-end management investment companies having the same investment objectives as each Fund. These investment companies were the Tax Free Money Portfolio and the NY Tax Free Money Portfolio, respectively, (each, a "Portfolio" and collectively, the "Portfolios"). Since April 27, 2001 each Fund is now operating as a stand-alone mutual fund that directly acquires and manages its own portfolio of securities. The NY Tax Free Money Fund Investment and the Tax Free
Money Fund Investment may in the future seek to achieve their investment objective by investing all of their net assets in investment companies having the same investment policies and restrictions as those applicable to each Fund.

Shares of the Funds are sold by Scudder Distributors, Inc. ("SDI"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the
Funds' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trust's Prospectus for the Funds, dated April 30, 2003, provides the basic information investors should know before investing. This Statement of Additional
Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of the
Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with DeAM, Inc.). Capitalized terms not otherwise defined in this Statement of
Additional Information have the meanings accorded to them in the Trust's
Prospectus. The financial statements for each Fund for the fiscal year ended
December 31, 2002, are incorporated herein by reference to the Annual Report to shareholders for each Fund dated December 31, 2002. A copy of each Fund's Annual
Report may be obtained without charge by calling each Fund at 1-800-730-1313.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                           Administrator of the Funds

                           SCUDDER DISTRIBUTORS, INC.
                                   Distributor

                                                                            PAGE
                                                                            ----

                                       (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Tax Free Money Fund Investment seeks a high level of current income exempt from
Federal income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions. Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes that pay interest exempt from Federal tax. The Fund will notify its shareholders 60 days prior to a change in its investment policy.

NY Tax Free Money Fund Investment seeks a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. Under normal conditions, the Fund invests at least 80% of its assets in notes and bonds of the State of New York and its related agencies and authorities and issuers in certain other locales that are exempt from New York State and City income tax. The Fund will notify its shareholders 60 days prior to a change in its investment policy.

                               INVESTMENT POLICIES

Quality and Maturity of the Fund's Securities. Each Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S.
dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Fund, will also determine that all securities purchased by the Funds present minimal credit risks. The Advisor will cause each
Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. The Funds may invest in
U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Fund may invest include (but are not limited
to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations

                                        1

of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Fund may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan,
Australia and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the
U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury
Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and
Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government
National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association
("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or
"Freddie Mac")).

Other U.S. government securities the Funds may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Loan Administration, Export-Import Bank of the
U.S., Small Business Administration, General Services Administration, Central
Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit
Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority,
District of Columbia Armory Board and Student Loan Marketing Association.
Because the U.S. government is not obligated by law to provide support to an instrumentality it

                                        2

sponsors, the Funds will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the
Fund.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of
Securities program ("STRIPS") or any similar program sponsored by the U.S.
government. STRIPS are sold as zero coupon securities. See "Zero Coupon
Securities."

Other Debt Obligations. The Funds may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the
Fund's minimum credit quality standards, are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Credit Enhancement. Certain of a Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect the Fund's share price. Subject to the diversification limits contained in Rule 2a-7, each Fund may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Repurchase Agreements. The Funds may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Funds would acquire any underlying security for a relatively short period
(usually not more than one week), subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Each Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement and the Funds are delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the underlying securities had decreased the Funds could experience a loss. The
Advisor reviews the creditworthiness of those banks and dealers with which the
Funds enter into repurchase agreements and monitor on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

                                        3

Reverse Repurchase Agreements. The Funds may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The
Funds may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Fund enters into a reverse repurchase agreement it will identify on its book cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Funds'
liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the
Funds may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the
Fund under the 1940 Act.

When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Fund until settlement takes place.

At the time the Funds make the commitment to purchase securities on a when-issued or delayed delivery basis, each Fund will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Funds' net assets will fluctuate to a greater degree when each Fund sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Funds will meet their obligations from maturities or sales of the segregated securities and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, each
Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Funds engage in when-issued or delayed-delivery transactions, they rely on the other party to consummate the

                                        4

trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Variable Rate Securities. Each Fund may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called
"variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Fund could suffer a loss if the issuer defaults or during periods in which the Funds are not entitled to exercise their demand rights. See "Illiquid Securities."

lliquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule
144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes.
Institutional investors depend on an efficient

                                        5

institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and
non-U.S. issuers, such as the PORTAL System sponsored by the National
Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the
Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv)
dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The
Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the
Board will retain ultimate responsibility for any liquidity determinations.

                                        6

MUNICIPAL SECURITIES:

General. The Funds may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of
Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there are a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying the Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Advisor based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities are often readily marketable.

The obligations of an issuer to pay the principal and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of

                                        7

creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal or interest when due on a municipal security may be materially affected.

Municipal Obligations. The two principal classifications of Municipal
Obligations are "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Tax Free Money Fund and NY Tax Free Money Fund may include "moral obligations" which are normally issued by special purpose authorities.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years.
Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. The Funds may invest in municipal notes, which include:

Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Fund will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

                                        8

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. The Fund may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source.
Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.
Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

Municipal Trust Receipts. The Funds may invest up to 25% of their net assets in municipal trust receipts, or MTRs. MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing

                                        9

municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Funds' investments in MTRs are subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Funds. While the Funds receive an opinion of legal counsel to the effect that the income from each MTRs is tax exempt to the same extent as the underlying bond, the Internal Revenue Service
(the "IRS") has not issued a ruling on this subject. In the event the IRS issues an adverse ruling, there is a risk that the interest paid on such MTRs would be deemed taxable.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Funds' investments may be subject to the following risk factors:

       SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

Some of the significant financial considerations relating to the New York Tax
Free Money Fund Investment's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is derived from the Annual Information Statement of the State of
New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this
Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

The State of New York's most recent fiscal year began on April 1, 2002 and ended on March 31, 2003. The most recent published Update to the Annual Information
Statement was dated February 3, 2003 with supplement dated March 3, 2003.

                                       10

                                       11

Special Considerations. Current economic and financial trends have substantially heightened the risk that actual receipts for the 2002-03 fiscal year will fall significantly below the levels reported in the current Financial Plan. An unusual amount of uncertainty surrounds those factors that have historically been most prominent in determining the State's revenue performance. These factors include the profit performance of the financial sector and the timing of tax payments from high-income individuals and businesses.

It now appears more likely that the national and State economies will rebound at a slower pace than projected under the current forecast. Equity market instability (fueled by poor earnings, accounting concerns, and fears of further terrorist attacks), a further escalation of tensions in the Middle East and the resultant upward pressure on energy prices, a weakening of growth in consumer spending, and a failure of investment spending to rebound are all factors that are combining to produce a potential return to recessionary conditions.

More important from a revenue perspective, the prolonged and substantial decline in equity markets has increased the likelihood that tax payments will fall below current projections, as well as increased the uncertainty of the timing of such tax payments. The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies. In addition, the taxable income of State taxpayers is affected by the changing value of equities

                                       12

and the associated impact on the value of capital gain transactions.
Historically, declines in the stock market are followed by declines in personal income tax payments as tax liability associated with market transactions declines.

Finally, financial service firms have suffered a second consecutive year of poor profit performance related to stock market declines and the fallout associated with the corporate accounting scandals. As a result, there have been, and it is generally expected that there will continue to be, further reductions in employment for this industry and declines in the compensation of highly paid financial service employees.

For these reasons, it now appears more likely that the State will experience a significant decline in its revenue situation in fiscal year 2002-03. The
Division of the Budget ("DOB") is continuously analyzing actual data and available information from the financial services industry and the economy in general to assess any potential negative impact on receipts. However, given the uncertainties surrounding the economy in general and the financial services sector in particular, DOB is unable at this time to quantify with confidence the potential impact on expected tax receipts.

The State currently has $710 million in the Tax Stabilization Reserve Fund to guard against potential risks. Consistent with prudent fiscal practices, DOB is also developing a range of approaches totaling five percent of General Fund spending to help bolster the State's reserves and respond to the heightened uncertainties surrounding the receipts forecast. Accordingly, DOB will continue to maintain a strict hiring freeze and controls on all discretionary spending, initiate debt management actions to lower debt service costs, and take other administrative measures to reduce costs in the current year. In the past, the
State has taken both administrative and legislative actions to address potential
Financial Plan shortfalls, and DOB believes similar actions can be taken to respond to adverse variances in the current year.

In addition, the Governor has proposed legislation to permit the State to securitize all or a portion of its share of future payments from the tobacco industry under the national master settlement agreement. The most significant short-term risk to the Financial Plan is that the Legislature will fail to enact legislation authorizing the State to securitize its tobacco settlement payments during State fiscal year 2002-03 as recommended in the Governor's Executive
Budget. To securitize its tobacco payments, the Executive Budget recommends the sale of the tobacco payment stream to a statutorily created, bankruptcy-remote corporation that would be a subsidiary of the Municipal Bond Bank Agency. In exchange for the sale of the tobacco payment stream asset, the State will receive one or more upfront payments from the proceeds generated from the issuance of bonds by the corporation.

As of March 3, 2003, the Legislature has not acted on the enabling legislation submitted by the Governor, or on any other budget bills for the 2003-04 fiscal year. If the Legislature does not act on the tobacco securitization legislation promptly, the State will be required to defer payments budgeted in 2002-03 until
2003-04. If necessary, the State may also take other actions to reduce disbursements or increase receipts. The State has no plans to issue short-term tax and revenue anticipation notes or borrow funds from the Tax Stabilization
Reserve Fund (the "rainy day" fund) to bring the budget into balance in the current fiscal year.

                                       13

Any payment deferrals from 2002-03 are expected to be made in 2003-04 and would therefore weaken the State's cashflow in the first quarter of that year, and would also adversely affect the cashflow of school districts and local governments. The Financial Plan, which assumes the enactment of the Governor's budget recommendations in their entirety (including the receipt of tobacco securitization proceeds), projects that the General Fund will have closing balances of $195 million in May, $369 million in July, and $358 million in
August 2003 (such levels are below those achieved in recent years). To meet its cash-flow needs during this period in the absence of an enacted budget, DOB may limit the level of spending authorized through interim spending appropriations to essential contractual and statutory obligations. The State is investigating other austerity measures to augment its cash-flow position if the Legislature fails to enact a budget during this period.

As in any year, there can be no assurance that a budget will be enacted by the
Legislature by the star of the fiscal year, or that the budget that is enacted will not differ materially and adversely from the projection described herein.

In every year, many uncertainties exist in the forecast of the national and
State economies.

Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with State personal income tax receipts, are finance sector bonus income and capital gains realizations.
Historically, financial sector bonus income has been closely tied to security firm profits. Both bonus income and capital gains realizations have historically been subject to a high degree of variation and may produce results below the current receipts forecast. Also, the United States Congress is expected to consider several economic stimulus packages during the winter of 2003. Several proposals could have a detrimental impact on New York State income receipts.

There are several significant risks that could adversely affect the U.S.
economic recovery or perhaps even derail it and put the nation back into recession. By far the greatest is the risk of another terrorist attack, or series of attacks, that could lead to a steep decline in consumer confidence and spending, as well as a postponement of investment plans by businesses.
Similarly, a conflict in Iraq carries the potential for a large spike of some duration in oil prices as well as a sharp drop in consumer sentiment and business confidence.

                                       14

Financial market performance also impacts the level of contributions required for the pension funds. The Financial Plan assumes that the State's 2003-04 pension contribution will be toward the lower end of the range of contributions provided by the State Comptroller in October 2002. On February 7, 2003 the
Comptroller provided in updated estimate of pension costs for the 2003-04 fiscal year that estimates that State contributions are likely to be $660 million higher than the amounts budgeted in the Financial Plan. To the extent the required contribution is greater than such amount, the State will be required by law to pay the deficiency, with interest, by the second fiscal year following such underpayment. The Comptroller does not estimate pension contribution costs beyond those due in the upcoming fiscal year, and any such future costs would be dependent on numerous variables, including the performance of the assets of the
New York State and Local Retirement Systems (the "Systems").

The State Comptroller is the Administrative Head of the Systems, and Trustee of
the assets of those Systems. If the proposed pension reform changes are authorized by the State Legislature, any proposed changes to the method of computing employer contributions would have to be reviewed and approved by the
State Comptroller to ensure that such changes (i) do not violate the State
Constitution and (ii) are consistent with his fiduciary responsibilities to
System members and beneficiaries.

An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan assumes no significant Federal disallowances or other Federal actions that could adversely affect State finances.

State Economy. The New York economy suffered more than the nation as a whole during the recession, due to the September 11 devastation of downtown New York
City and the importance of the finance and tourism industries to the State economy. Only now are there signs of an economic turnaround. Total State employment is expected to rise 0.7 percent in 2003, following a decline of 1.6 percent for 2002. Private sector employment is expected to rise 0.9 percent in
2003, following a decline of 2.1 percent for 2002. Bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market. On a calendar year basis, bonuses are estimated to have fallen 23.0 percent for 2002, followed by a 10.2 percent decline projected for 2003. In the aftermath of the bursting of the stock market bubble, it is expected that for the next two years bonuses in the finance and insurance sector will remain at about one-half of their 2001 peak level. Wages are expected to rise 2.3 percent in 2003, following a decline of 3.2 percent for
2002. Total State personal income is projected to increase 3.1 percent in 2003.

The risks to the New York forecast are substantial. Weaker than expected growth for both the national and international economies could delay the onset of the
State's recovery. This would result in even slower employment and income growth than projected. This decline, if it continues, could result in a large negative impact in underlying economic activity. Adverse developments in the equity markets have the potential to significantly disrupt economic activity in New
York, given the prominence of financial services in the State's economy. In contrast, stronger national and international growth could result in an earlier recovery than projected. At the State level, the

                                       15

cleanup of the World Trade Center site has been completed and redevelopment is expected to commence shortly. As a result, employment growth could be stronger than projected. Financial sector activity remains the largest risk to the New
York forecast. Wall Street compensation fell precipitously in early 2002.
Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the
State's economy.

Recent events, such as the war with Iraq and the concomitant threat of terrorist acts, have increased the risks to the forecast for both employment and wages.
The continuing erosion of investor confidence has had a major impact on Wall
Street and the New York City economy. Securities industry profits for 2002 were the lowest in eight years; including research settlement charges and write-offs for potential litigation costs, profits were a negative $1 billion for the fourth quarter. After suffering its second consecutive annual loss in 2002, the stock market continued to deteriorate in January and February of this year, due largely to uncertainty related to pending military conflict. If global tensions resolve quickly, equity markets could strengthen more quickly than expected. If not, financial sector weakness, combined with weak domestic and global demand for New York State goods and services, will continue to have an adverse impact on the State's economic recovery.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

                                       16

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

                                       17

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2003

Scudder Advisor Funds

Cash Management Fund Investment
Treasury Money Fund Investment

Scudder Institutional Funds

Cash Management Fund Institutional
Treasury Money Fund Institutional

Scudder Advisor Funds (prior to May 16, 2003, known as BT Investment Funds) and
Scudder Institutional Funds (prior to May 16, 2003, known as BT Institutional
Funds) (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management
Fund Investment, Cash Management Fund Institutional, Treasury Money Fund
Investment and Treasury Money Fund Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

The Trusts seek to achieve the investment objectives of the Cash Management Fund
Investment, the Cash Management Fund Institutional, Treasury Money Fund
Investment and the Treasury Money Fund Institutional by investing all the investable assets of the Funds in a diversified open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio and Treasury Money
Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by Scudder Distributors, Inc. ("SDI"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the
Portfolios' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2003, provide the basic information investors should know before investing. This Statement of Additional
Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed on the next page or by contacting your Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with the Funds' transfer agent.) Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December
31, 2002, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2002. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at 1-800-730-1313.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                         Administrator of the Portfolios

                           SCUDDER DISTRIBUTORS, INC.

                                   Distributor
                                 1-800-730-1313

                                                                                           PAGE
                                                                                           ----

   Trustees of the Trusts and Portfolios ...............................................

                                      (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Fund Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Cash Management Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Fund Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

Treasury Money Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                               Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding
Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Quality and Maturity of the Fund's Securities. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of
397 days or less on the date of their purchase and will be denominated in U.S.
dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. The Advisor will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. Each Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that
NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include
(but are not limited to) certificates of deposit, bankers' acceptances,

                                       1

bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United
Kingdom, Grand Cayman Island, Nassau, Australia, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of their assets in the bank and other financial institution obligations. The
Portfolios' concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolios to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolios may invest in commercial paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

For a description of commercial paper ratings, see the Appendix to this SAI.

                                       2

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note at any time to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of an active secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the
Fund's Securities" herein.)

U.S. Government Obligations. The Portfolios may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the
U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury
Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and
Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government
National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association
("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or
"Freddie Mac")).

Other U.S. government securities the Portfolios may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Loan Administration, Export-Import Bank of the
U.S., Small Business Administration, General Services Administration, Central
Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit
Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority,
District of Columbia Armory Board and Student Loan Marketing Association.
Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

The Portfolios may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of
Securities program ("STRIPS") or any similar program sponsored by the U.S.
government. STRIPS are sold as zero coupon securities. See "Zero Coupon
Securities."

Other Debt Obligations. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the
Portfolios' minimum credit quality

                                       3

standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security, or if unrated, one determined by the Advisor to be of comparable quality.

Asset-Backed Securities. The Cash Management Portfolio ("the Portfolio") may
invest in securities generally referred to as asset-backed securities.
Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card)
agreements and trade receivables Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements of Rule 2a-7.

                                        4

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Credit Enhancement. Certain of a Portfolios' acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than
25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolios have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100%
collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Advisor (or its affiliates) and the Advisor may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global
Securities Services business to State Street Bank, Inc. ("State Street"). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the
"Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Certain Funds currently use Deutsche Bank Trust Company Americas ("DBT Co.") and DBAG, NY ("Deutsche")
as its securities lending agent. Since many of DBT Co. employees became State
Street employees on the closing date, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for all Scudder funds authorized to participate in securities lending, including the Portfolios, subject to oversight from Deutsche. At a

                                        5

later date, Deutsche Asset Management will make recommendations to the
Portfolios' and Funds' Board regarding its securities lending program, but
Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Scudder funds.

Repurchase Agreements. The Portfolios may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolios would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolios to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolios' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolios' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Portfolios bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolios may be delayed in, or prevented from, exercising their rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities had decreased or the value of the securities had increased, the Portfolios could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which each
Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolios may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement").
Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be identified on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by each Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Portfolio's obligation to repurchase the securities, and each
Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by each Portfolio under the 1940 Act.

When-Issued and Delayed-Delivery Securities. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually

                                        6

delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Portfolio until settlement takes place.

At the time each Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that each Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If each Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When each Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in each
Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                                        7

The State issued its first State Personal Income Tax Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.
Although these financing arrangements involve a contractual agreement by the
State to make payments to a public authority, municipality or other entity, the
State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the
State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On
August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On
December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability
State lease purchase and contractual obligations from A to Baa1. On February 28,
1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5,
1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.

On  December  6,  2002,  Moody's  changed  its  outlook on the  State's  general obligation bonds from stable to negative but retained its A2 rating.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a

                                       27

defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2002-03 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information
Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances.
Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2)
certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor's application of his constitutional line item veto authority; (4) a challenge to the funding for New
York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of
Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a/ Empire Blue Cross and Blue Shield
from a not-for-profit corporation to a for-profit corporation.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03
Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year.
These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the
State to maintain a balanced 2002-03 Financial Plan.

Although other litigation is pending against New York State, except as described herein, no current material litigation involves New York State's Constitutional or statutory authority to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

On November 23, 1998, the attorneys general for 46 states (including New York)
entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related

                                       28

claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.
From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New
York City, will receive settlement payments of $1.47 billion over the same period.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is
State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York
State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The
State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the
State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes
State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

                                       29

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the city, to market their securities successfully in the public credit markets.

On September 11, 2001, two hijacked passenger jetliners flew into the world
Trade Center, resulting in a substantial loss of life, destruction of the World
Trade Center, and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery efforts were completed on May 30, 2002.

Recovery, cleanup, and repair efforts will result in substantial expenditures.
The U.S. congress passed emergency legislation that authorized $40 billion for disaster assistance, increased security costs, and the rebuilding of infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over
$10 billion of this amount for disaster assistance in New York, Pennsylvania and
Virginia. The President has

                                       30

submitted a bill to congress that would bring the total commitment of federal disaster assistance for New York to $21.4 billion. In addition, the State legislature increased the financing capacity of the New York City Transitional
Finance authority (TFA) by $2.5 billion to fund recovery costs, and has authorized the TFA to issue debt without limit as to principal amount that is payable solely from State or federal aid received on account of the disaster.

On March 9, 2002, the President signed nationwide stimulus legislation that includes $5.5 billion toward the $21.4 billion commitment, in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the World Trade
Center site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30 percent depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York city, and increase the small business expensing limit.

The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. These costs are now expected to be substantially below previous estimates. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the
September 11 attack.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds.
This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on
November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. On
November 27, 2002, S&P changed its outlook for the City's general obligation debt to "negative" from "stable" but maintained its single-A rating.

Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May
1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's
upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to
A2.

                                       31

On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC
MAC") to provide financing assistance to the City; the New York State Financial
Control Board (the "Control Board") to oversee the City's financial affairs; and
the Office of the State Deputy Comptroller for the City of New York ("OSDC") to
assist the Control Board in exercising its powers and responsibilities. A
"control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or
"substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

                                       32

For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $682 million, respectively, before discretionary and other transfers, and achieved balanced operating results after discretionary and other transfers, in accordance with GAAP. Prior to its gap-closing program, the City projected a $4.8 billion budget gap for fiscal year 2003, and even larger gaps in subsequent years. The City's June Financial
Plan, which incorporates the enacted budget for 2002-03, includes gap-closing actions of $4.8 billion that balance the 2002-03 budget. The gap-closing program includes resources from agency actions and anticipates actions to be taken by the federal and State governments and the municipal unions. The 2002-03 budget also includes $1.5 billion in bond proceeds from the TFA to mitigate a portion of the lost tax revenues related to the September 11 attack on the World Trade
Center. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining.

On January 28, 2003, the City released a modification to its four-year financial plan, which incorporates changes since the June 2002 financial plan. Compared to the June Plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflect other revised forecasts, such as significantly higher pension costs. The modification also reflects the implementation of an 18.49 percent property tax increase, effective January 1, 2003, as well as agency actions to reduce planned spending and increase revenues that were included in the November modification.

The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in fiscal year 2002-03 and
$3.4 billion in fiscal year 2003-04. The modification includes further reductions in planned agency spending, revenue increases, and City proposals that require approval by the State ($1.7 billion) and federal governments ($850 million) and the municipal unions ($600 million). The gap-closing program also assumes a $600 million retroactive payment and an ongoing $92 million payment from the Port Authority of New York and New Jersey for airport leases. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining and assumes that the Governor's Executive
Budget will not reduce the level of State aid assumed in the financial plan.

New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial
Plan

                                       33

can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize.
Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs and recovery costs related to the attacks on the
World Trade Center. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the
City's capital financing capacity: (i) the State Legislature created the New
York City Transitional Finance Authority in 1997, and (ii) in 1999, the City
created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions, combined with the City's remaining capacity, will provide sufficient financing capacity to continue its capital program through City fiscal year 2011.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

                                       34

From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the
State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund.

Rating Services. The ratings of Moody's and Standard and Poor's ("S&P")
represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of
Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.
Neither event would require a Fund to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds as fundamental policies. Under the
1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change of its investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

TAX FREE MONEY FUND INVESTMENT

Under investment policies adopted by the Trust, on behalf of Tax Free Money Fund
Investment, the Fund will:

        Under normal conditions, invest at least 80% of its assets in investments the income from which is exempt from federal taxes.

                                       35

NY TAX FREE MONEY FUND INVESTMENT

Under investment policies adopted by the Trust, on behalf of NY Tax Free Money
Fund Investment, the Fund will:

        Under normal conditions, invest at least 80% of its assets in investments the income from which is excluded from federal income taxes and exempt from New York State and City personal income taxes.

EACH FUND

Under investment policies adopted by the Trust, on behalf of each Fund, each
Fund may not:

        1.      Borrow money, except for temporary or emergency (not leveraging)
                purposes in an amount not exceeding 5% of the value of the
                Fund's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

        2.      Pledge, hypothecate, mortgage or otherwise encumber more than 5%
                of the total assets of the Fund, as the case may be, and only to secure borrowings for temporary or emergency purposes.

        3.      Invest more than 5% of the total assets of the Fund, as the case may be, in any one issuer (other than U.S. Government
                Obligations) or purchase more than 10% of any class of
                securities of any one issuer; provided, however, that (i) up to
                25% of the assets of the NY Tax Free Money Fund Investment may be invested in the assets of one issuer, and (ii) this
                restriction shall not preclude the purchase by the Tax Free
                Money Fund Investment of issues guaranteed by the U.S.
                government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such
                commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund; provided, however, that nothing in this investment restriction shall prevent the Trust from
                investing all or part of a Fund's assets in an open-end
                management investment company with the same investment
                objectives as such Fund.

        4.      Invest more than 25% of the total assets of the Fund in the securities of issuers in any single industry; provided that (i)
                this limitation shall not apply to the purchase of U.S.
                Government Obligations, (ii) with respect to the Tax Free Money
                Fund Investment and the NY Tax Free Money Fund Investment, this limitation shall not apply to the purchase of Municipal
                Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end
                management investment company with the same investment
                objectives as such Fund.

        5.      Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

                                       36

        6.      Underwrite the securities issued by others (except to the extent the Fund may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its
                portfolio securities) or knowingly purchase restricted
                securities, except that each Fund may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's 10%
                limitation on investments in illiquid securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

        7.      Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund from investing in obligations secured by real estate or interests therein.

        8.      Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements.

        9.      Invest more than an aggregate of 10% of the net assets of the
                (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market
                quotations readily available or (ii) other "illiquid" securities
                (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end
                management investment company with the same investment
                objectives as such Fund.

        10.     Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

        11.     Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management
                investment company with the same investment objectives as such
                Fund.

        12.     Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

        13.     Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment advisor owns individually more than 1/2 of 1% of the

                                       37

                securities of such issuer, and together such officers and
                directors own more than 5% of the securities of such issuer.

        14.     Invest in warrants, except that the Fund may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund of which not more than 2% of the net assets of the Fund may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the
                Fund as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

        15.     Neither Fund will invest less than 80% of its net assets in
                Municipal Obligations under normal market conditions; provided, however, that nothing in this restriction shall prevent the
                Trust from investing all or part of a Fund's assets in an
                open-end management investment company with the same investment objectives as such Fund.

Additional Restrictions. In order to comply with certain statutes and policies each Fund will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

        (i)     borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's) total assets (taken at market), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets;

        (ii)    pledge, mortgage or hypothecate for any purpose in excess of 10%
                of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and
                futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

        (iii)   purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

        (iv)    sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and
                provided that if such right is conditional the sale is made upon the same conditions;

        (v)     invest for the purpose of exercising control or management;

        (vi)    purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will

                                       38

                not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets
                (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3%
                of the outstanding voting securities of any such issuer to be held for the Fund; and, provided further, that the Fund shall not invest in any other open-end investment company unless the
                Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2)
                incurs no sales charge in connection with the investment (as an operating policy, each Fund will not invest in another open-end registered investment company);

        (vii)   make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the
                Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (The Funds have no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

For purposes of diversification under the 1940 Act, identification of the
"issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               PORTFOLIO TURNOVER

Each Fund may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Funds, however, as the purchases and sales of portfolio securities

                                       39

are usually effected as principal transactions. The Funds' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                                FUND TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by the Advisor and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Portfolios. When a Fund and one or more other Funds or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Purchases and sales of securities on behalf of the Funds usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued
U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Funds except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a
Fund, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the
Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the
Securities Exchange Act of 1934, as amended) provided to the Fund involved, the other Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the
Funds are not reduced by reason of its receiving brokerage services.

                                       40

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund is calculated twice on each Valuation Day as of 12:00 noon,
Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's
NAV per share will normally be $1.00.

The valuation of each Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Fund also has established procedures designed to allow investors in the Fund, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Fund's holdings by each Fund's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of a
Fund's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by a Fund's Board of
Trustees. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Fund's Board of
Trustees must cause the Fund to take such corrective action as such Board of
Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to

                                       41

realize capital gains or losses or to shorten average portfolio maturity;
withholding dividends or paying distributions from capital or capital gains;
redeeming shares in kind; or valuing the Fund's assets by using available market quotations.

Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the
Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               PURCHASE OF SHARES

The Funds accept purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares of a Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary)
and transmission to Scudder Investments Service Company, as the Trust's Transfer
Agent (the "Transfer Agent") of such order. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon
(Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company
Americas ("DBT Co.") receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation
Day's dividend. The Funds and their Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Each Fund accepts purchase orders for shares at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth in the Funds' prospectus. The minimum initial investment in each Fund may be

                                       42

allocated in amounts not less than $100,000 per fund in certain funds in the
Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the
Funds may be purchased in only those states where they may be lawfully sold.

Shares must be purchased in accordance with procedures established by the
Transfer Agent and each Service Agent. It is the responsibility of each Service
Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to DBT Co. purchase payments by the following business day (trade date
+ 1) after an order for shares is placed. A shareholder must settle with the
Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

If you have money invested in an eligible Deutsche Asset Management Fund, you can:

        Wire money into your account,

        Open an account by exchanging from another eligible Deutsche Asset
        Management/Scudder Investments fund, or

        Contact your Service Agent or Investment Professional.

Automatic Investment Plan. A shareholder may purchase additional shares of the
Fund through an automatic investment program. With the Direct Deposit Purchase
Plan ("Direct Deposit Plan"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination of Direct
Deposit Plan by a shareholder will become effective within thirty days after the
Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Direct Deposit Plan in the event that any item is unpaid by the shareholder's financial institution.

Consideration for Purchases of Shares. The Trust generally will not issue shares of a Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the
Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                              REDEMPTION OF SHARES

The Transfer Agent may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the
Transfer Agent reasonably believes to be genuine. The Service Agent must provide the investor with an

                                       43

opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer
Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are process without charge by the Trust. The Transfer Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See the section entitled "Minimum
Investments" in the Prospectus for the account minimum balance.

The Funds may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. In addition, the Funds may delay payment of redemption in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Fund may not delay payment more than seven days except under the circumstances in the previous sentence.

Certain requests must include a signature guarantee to protect you and the
Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

        Your account registration has changed within the last 30 days,

        The check is being mailed to a different address than the one on your account (record address),

        The check is being made payable to someone other than the account owner,

                                       44

        The redemption proceeds are being transferred to another account with a different registration, or

        You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund reserves the right to redeem all of its shares, if the Board of
Trustees votes to liquidate the Fund.

In-kind Redemptions. Each Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by a Fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                       MANAGEMENT OF THE TRUSTS AND FUNDS

The

                                       45

overall business and affairs of the Trust and the Funds are managed by the
Board of Trustees. The Board approves all significant agreements between a
Trust/Fund and persons or companies furnishing services to the Trust/Funds, including the Trust's/Funds' agreements with the investment advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers of the Fund and the Trust, respectfully, are responsible for managing the Trust's/Funds' affairs and for exercising the Trust's/Funds' powers except those reserved for shareholders and those assigned to the investment advisor and other service providers. Each Trustee holds office until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and officer of the Trust and the Trust's Board as of April 30, 2003. The first section of the table lists the information for each Trustee who is not an "interested person" of the Trust and Funds (as defined by the 1940 Act) (a "Non-Interested Trustee"). Information
for each Trustee who is an "interested person" (an "Interested Trustee")
follows. The Interested Trustees are considered to be interested persons as defined by the 1940 because of their employment with either the Funds'
investment advisor and/or distributor. The mailing address for the Trustees and officers with respect to Trust/Fund operations is One South Street, Baltimore,
Maryland 21202. The current Board of Trustees was elected July 30, 2002.

                  TRUSTEES AND OFFICERS OF THE TRUST AND FUNDS

NON-INTERESTED TRUSTEES

                                       46

NAME, DATE OF BIRTH,                                                                        NUMBER OF FUNDS
POSITION WITH THE FUNDS                                                                     IN THE FUND
AND LENGTH OF TIME           BUSINESS EXPERIENCE AND DIRECTORSHIPS                          COMPLEX
SERVED/1/,/2/                DURING THE PAST 5 YEARS                                        OVERSEEN
-------------------------------------------------------------------------------------------------------------
Richard R. Burt              Chairman, Diligence LLC (international information                     68
2/3/47                       collection and risk management) (September 2000 to present);
Trustee since 2002           Chairman, IEP Advisors, Inc. (July 1998 to present);
                             Chairman of the Board, Weirton Steel Corporation/3/ (April
                             1996 to present); Member of the Board, Hollinger
                             International, Inc./3/ (publishing) (1995 to present), HCL
                             Technologies Limited (information technology) (April 1999
                             to present), UBS Mutual Funds (formerly known as Brinson
                             and Mitchell Hutchins families of funds) (registered
                             investment companies) (September 1995 to present); and
                             Member, Textron Inc./3/ International Advisory Council (July
                             1996 to present). Formerly, Partner, McKinsey & Company
                             (consulting) (1991-1994) and US Chief Negotiator in
                             Strategic Arms Reduction Talks (START) with former Soviet
                             Union and US Ambassador to the Federal Republic of Germany
                             (1985-1991); Member of the Board, Homestake Mining/3/ (mining and exploration) (1998-February 2001), Archer Daniels
                             Midland Company/3/ (agribusiness operations) (October
                             1996-June 2001) and Anchor Gaming (gaming software and
                             equipment) (March 1999-December 2001).

S. Leland Dill               Trustee, Phoenix Zweig Series Trust (since September 1989),            66
3/28/30                      Phoenix Euclid Market Neutral Funds (since May 1998)
Trustee since 1986           (registered investment companies); Retired (since 1986).
                             Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                             Director, Vintners International Company Inc. (wine vintner)
                             (June 1989-May 1992), Coutts (USA) International (January
                             1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                             (March 1991-March 1999) (private bank); General Partner,
                             Pemco (investment company) (June 1979-June 1986).

                                       47

Martin J. Gruber             Nomura Professor of Finance, Leonard N. Stern School of                67
7/15/37                      Business, New York University (since September 1964);
Trustee since 1999           Trustee, CREF (Pension Fund) (since January 2000); Director,
                             S.G. Cowen Mutual Funds (January 1985-January 2001), Japan
                             Equity Fund, Inc. (since January 1992), Thai Capital Fund,
                             Inc. (since January 2000) and Singapore Fund, Inc. (since
                             January 2000) (registered investment companies). Formerly,
                             Trustee, TIAA (Pension Fund) (January 1996-January 2000).

Joseph R. Hardiman           Private Equity Investor (January 1997 to present); Director,           66
5/27/37                      Soundview Technology Group Inc. (investment banking) (July
Trustee since 2002           1998 to present), Corvis Corporation/3/ (optical networking equipment) (July 2000 to present), Brown Investment Advisory
                             & Trust Company (investment advisor) (February 2001 to
                             present), The Nevis Fund (registered investment company)
                             (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly,
                             Director, Circon Corp./3/ (medical instruments) (November
                             1998-January 1999); President and Chief Executive Officer,
                             The National Association of Securities Dealers, Inc. and The
                             NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                             Officer of Alex. Brown & Sons Incorporated (now Deutsche
                             Bank Securities Inc.) (1985-1987); General Partner, Alex.
                             Brown & Sons Incorporated (now Deutsche Bank Securities
                             Inc.) (1976-1985).

                                       48

Richard J. Herring           Jacob Safra Professor of International Banking and                     66
2/18/46                      Professor, Finance Department, The Wharton School,
Trustee since 1999           University of Pennsylvania (since July 1972); Director,
                             Lauder Institute of International Management Studies (since
                             July 2000); Co-Director, Wharton Financial Institutions
                             Center (since July 2000) and Vice Dean and Director, Wharton
                             Undergraduate Division (July 1995-June 2000).

Graham E. Jones              Senior Vice President, BGK Realty, Inc. (commercial real               66
1/31/33                      estate) (since 1995); Trustee, 8 open-end mutual funds
Trustee since 2002           managed by Weiss, Peck & Greer (since 1985) and Trustee of
                             18 open-end mutual funds managed by Sun Capital Advisers,
                             Inc. (since 1998).

Rebecca W. Rimel             President and Chief Executive Officer, The Pew Charitable              66
4/10/51                      Trusts (charitable foundation) (1994 to present); Executive
Trustee since 2002           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly,
                             Executive Director, The Pew Charitable Trusts (1988-1994);
                             Director, ISI Family of Funds (registered investment
                             companies) (1997-1999) and Director, The Glenmede Trust
                             Company (investment trust and wealth management)
                             (1994-2002).

                                       49

Philip Saunders, Jr.         Principal, Philip Saunders Associates (Economic and                    66
10/11/35                     Financial Consulting) (since November 1988). Formerly,
Trustee since 1986           Director, Financial Industry Consulting, Wolf & Company
                             (consulting)(1987-1988); President, John Hancock Home
                             Mortgage Corporation (1984-1986); Senior Vice President of
                             Treasury and Financial Services, John Hancock Mutual Life
                             Insurance Company, Inc. (1982-1986).

William N. Searcy            Pension & Savings Trust Officer, Sprint Corporation/3/                 66
9/03/46                      (telecommunications) (since November 1989); Trustee of 18
Trustee since 2002           open-end mutual funds managed by Sun Capital Advisers, Inc.
                             (since October 1998).
Robert H. Wadsworth          President, Robert H. Wadsworth Associates, Inc. (consulting            69
1/29/40                      firm) (May 1982 to present). Formerly, President and
Trustee since 2002           Trustee, Trust for Investment Managers (registered
                             investment company) (April 1999-June 2002); President,
                             Investment Company Administration, L.L.C. (January
                             1992*-July 2001); President, Treasurer and Director, First
                             Fund Distributors, Inc. (June 1990-January 2002); Vice
                             President, Professionally Managed Portfolios (May
                             1991-January 2002) and Advisors Series Trust (October
                             1996-January 2002) (registered investment companies);
                             President, Guinness Flight Investment Funds, Inc.
                             (registered investment company) (June 1994-November 1998).
                             * Inception date of the corporation which was the predecessor to the L.L.C.

                                       50

INTERESTED TRUSTEE

NAME, DATE OF BIRTH,                                                                        NUMBER OF FUNDS
POSITION WITH THE FUNDS                                                                     IN THE FUND
AND LENGTH OF TIME           BUSINESS EXPERIENCE AND DIRECTORSHIPS                          COMPLEX
SERVED/1/,/2/                DURING THE PAST 5 YEARS                                        OVERSEEN
-------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/           Managing Director, Deutsche Bank Securities Inc. (formerly            200
7/17/45                      Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Chairman and Trustee since   Management (1999 to present); Director and President,
2002                         Investment Company Capital Corp. (registered investment
                             advisor) (1996 to present); Director, Deutsche Global Funds,
                             Ltd. (2000 to present), CABEI Fund (2000 to present), North
                             American Income Fund (2000 to present); Director, Scudder
                             Global Opportunities Fund (since 2003); Director/Officer
                             Deutsche/Scudder Mutual Funds (various dates); President,
                             Montgomery Street Securities, Inc. (2002 to present)
                             (registered investment companies); Vice President, Deutsche
                             Asset Management, Inc. (2000 to present); formerly,
                             Director, ISI Family of Funds (registered investment
                             companies; 4 funds overseen) (1992-1999).

OFFICERS

NAME, DATE OF BIRTH,
POSITION WITH THE FUNDS
AND LENGTH OF TIME           BUSINESS EXPERIENCE AND DIRECTORSHIPS
SERVED/1,2/                  DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
Richard T. Hale/4/           See information provided under Interested Trustee.
7/17/45
President since 2003

                                       51

NAME, DATE OF BIRTH,
POSITION WITH THE FUNDS
AND LENGTH OF TIME           BUSINESS EXPERIENCE AND DIRECTORSHIPS
SERVED/1/,/2/                DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
Kenneth Murphy/5/            Vice President, Deutsche Asset Management
10/13/63                     (September 2000-present). Formerly, Director, John
Vice President and           Hancock Signature Services (1992-2001); Senior
Anti-Money Laundering        Manager, Prudential Mutual Fund Services
Compliance Officer since     (1987-1992).
2002

Charles A. Rizzo/5/          Director, Deutsche Asset Management (April 2000 to
8/5/57                       present). Formerly, Vice President and Department
Treasurer since 2002         Head, BT Alex. Brown Incorporated (now Deutsche
                             Bank Securities Inc.) (1998-1999); Senior Manager,
                             Coopers & Lybrand L.L.P. (now
                             PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch             Managing Director, Deutsche Asset Management
3/27/54                      (2002-present) and Director, Deutsche Global Funds
Secretary since 1999         Ltd. (2002-present). Formerly, Director, Deutsche
                             Asset Management (1999-2002), Principal, BT Alex.
                             Brown Incorporated (now Deutsche Bank Securities
                             Inc.) (1998-1999); Assistant General Counsel,
                             United States Securities and Exchange Commission
                             (1993-1998).

/1/     Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore,
        MD 21202.

/2/     Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder Advisor Funds of which these funds are a series.

                                       52

/3/     A publicly held company with securities registered pursuant to Section
        12 of the Securities Exchange Act of 1934.

/4/     Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of
        Deutsche Asset Management, Inc. and a Managing Director of Deutsche
        Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

/5/     Address: Two International Place, Boston, Massachusetts.

TRUSTEE OWNERSHIP IN THE FUNDS

                         DOLLAR RANGE OF      DOLLAR RANGE
                            BENEFICIAL        OF BENEFICIAL    AGGREGATE DOLLAR RANGE OF
                          OWNERSHIP IN        OWNERSHIP IN     OWNERSHIP AS OF DECEMBER
                          NY TAX FREE           TAX FREE         31, 2002 IN ALL FUNDS
                           MONEY FUND          MONEY FUND       OVERSEEN BY DIRECTOR IN
TRUSTEE                 INVESTMENT/1/,/2/    INVESTMENT/1/,/2/   THE FUND COMPLEX/1/,/2/
----------------------------------------------------------------------------------------
Independent Trustees

Richard R. Burt         None                None               Over $100,000

S. Leland Dill          None                None               Over $100,000

Martin J. Gruber        None                None               $10,001 - $50,000

Joseph R Hardiman       None                None               Over $100,000

Richard J. Herring      None                None               $50,001 - $100,000

Graham E. Jones         None                None               Over $100,000

Rebecca W. Rimel        None                None               Over $100,000

                                       53

                         DOLLAR RANGE OF      DOLLAR RANGE
                            BENEFICIAL        OF BENEFICIAL    AGGREGATE DOLLAR RANGE OF
                          OWNERSHIP IN        OWNERSHIP IN     OWNERSHIP AS OF DECEMBER
                          NY TAX FREE           TAX FREE         31, 2002 IN ALL FUNDS
                           MONEY FUND          MONEY FUND       OVERSEEN BY DIRECTOR IN
TRUSTEE                 INVESTMENT/1/,/2/    INVESTMENT/1/,/2/   THE FUND COMPLEX/1/,/2/
----------------------------------------------------------------------------------------
Philip Saunders, Jr.    None                None               Over $100,000

William N. Searcy       None                None               $1 - $10,000

Robert H. Wadsworth     None                None               Over $100,000

Interested Trustee

Richard T. Hale         None                None               Over $100,000

1. The amount show includes share equivalents of funds in which the Board member is deemed to be invested pursuant to the Funds' deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

2. Securities beneficially owned as defined under the Securities Exchange Act of
1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None,
$1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

                                       54

As reported to the Funds, the information in the following table reflects ownership by the Non-Interested Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds (including Deutsche Bank AG).

                                                               Value of     Percent of
                                                               Securities   Class on an
                        Owner and                              on an        Aggregate
                        Relationship to             Title of   Aggregate    Basis
Trustee                 Trustee           Company   Class      Basis
---------------------------------------------------------------------------------------
Richard R. Burt         N/A                                    None

S. Leland Dill          N/A                                    None

Martin J. Gruber        N/A                                    None

Joseph R Hardiman       N/A                                    None

Richard J. Herring      N/A                                    None

Graham E. Jones         N/A                                    None

Rebecca W. Rimel        N/A                                    None

Philip Saunders, Jr.    N/A                                    None

William N. Searcy       N/A                                    None

Robert H. Wadsworth     N/A                                    None

                                       55

Remuneration. Officers of the Trust receive no direct remuneration from the
Funds. Officers and Trustees of the Funds who are officers or trustees of the
Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Fund Complex's
Audit and Compliance Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from either Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following table shows compensation received by each Trustee from each Fund and aggregate compensation from the Fund Complex during the calendar year 2002.

                           TRUSTEE COMPENSATION TABLE

                         Aggregate           Aggregate           Total Compensation
                         Compensation from   Compensation from   from
TRUSTEE                  NY Tax Free Money   Tax Free Money      Fund Complex/2/
-----------------------------------------------------------------------------------
Harry Van Benschoten/1/  $             824   $             824   $           33,750

Charles P. Biggar/1/     $             824   $             824   $           33,832

Richard R. Burt          $             174   $             245   $          124,500

S. Leland Dill           $           1,005   $           10079   $          102,250

                                       56

Martin Gruber            $             998   $           1,069   $          109,000

Richard T. Hale          $               0   $               0   $                0

Joseph R. Hardiman       $             174   $             245   $           96,000

Richard J. Herring       $             998   $           1,069   $           99,750

Graham E. Jones          $             174   $             245   $           80,500

Bruce E. Langton/1/      $             824   $             824   $           33,832

Rebecca W. Rimel/l/      $             174   $             245   $           96,000

Philip Saunders, Jr.     $             998   $           1,069   $           99,750

William N. Searcy        $             174   $             245   $           83,500

Robert H. Wadsworth      $             174   $             245   $          126,000

1       No longer a Trustee as of July 30, 2002.

2       During the calendar year 2002, the total number of funds in the Fund
        Complex was 198. During the calendar year 2002, the total number of funds overseen by each Trustee was 84, except for Mr. Van Benschoten (42 funds), Mr. Biggar (42 funds), Mr. Burt (86 funds), Mr. Gruber (85 funds), Mr. Hale (198 funds), Mr. Hardiman (82 funds), Mr. Langton (42 funds) and Mr. Wadsworth (87 funds).

The Advisor and the Administrator reimbursed the Funds for a portion of their
Trustees fees for the period above. See "Investment Advisor" and "Administrator"
below.

As of April 3, 2003 the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

                                       57

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Fund Investment: Private Bank Sweep,
Custody Attn. Linda Anderson, 280 Park Avenue - 22 West, New York, NY 10017-1216
(69.15%); Charter Mac Owner Trust 1 Nat-1, Interest A/C, Charter Mac Owner Trust
1, 625 Madison Ave, New York, NY 10022 (13.34%); Charter Mac Origination Trust
Series Nat-4, 625 Madison Ave, New York, NY 10022 (8.86%).

As of April 3, 2003 the following shareholders of record owned 5% or more of the outstanding shares of NY Tax Free Money Fund Investment: Private Bank Sweep,
Custody, Attn. Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015
(62.03%); Jerome Wiesenthal and Solomon P. Friedman TR Florence Kahn Weinberg
Inter Vivos C/O Moses & Singer LLP, 1301 Avenue of the Americas, New York, NY
10019-6022 (12.86%); The Aksenal Company LLC, 411 5th Avenue, New York, NY 10016
(5.97%).

           INFORMATION CONCERNING COMMITTEES AND MEETINGS OF TRUSTEES

The Board of Trustees of the Trust met five times during the calendar year ended
December 31, 2002 and each Trustee attended at least 75% of the meetings of the
Board and meetings of the committees of the Board of Trustees on which such
Trustee served.

Board Committee. The current Board of Trustees was elected on July 30, 2002. The
Trust's Board currently has the following committees:

Audit and Compliance Committee: The Audit and Compliance Committee makes recommendations regarding the selection of independent auditors for the Funds, confers with the independent auditors regarding the Funds' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit and Compliance Committee receives annual representations from the auditors as to their independence. The members of the Audit and Compliance Committee are S. Leland Dill (Chairman) and
the remaining Non-Interested Trustees. The Audit and Compliance Committee met
five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by each Fund's portfolio in accordance with the Trust's Valuation Procedures. Messrs. Hale,
Saunders and Wadsworth are members of the Valuation Committee with Messrs. Burt,
Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two
Trustees are required to constitute a quorum for meetings of the Valuation
Committee. The Trust's Valuation Committee met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Trustees organized a
Nominating and Governance Committee as well as Fixed Income, Equity and
Operations Committees. The

                                       58

members of the Fixed Income Committee are Messrs. Jones and Searcy and Ms.
Rimel. The members of the Equity Committee are Messrs. Burt, Gruber, Hardiman
and Herring. The members of the Operations Committee are Messrs. Dill, Saunders
and Wadsworth. The Fixed Income, Equity and Operations Committees periodically review the investment performance and operations of the Fund. The members of the
Nominating and Governance Committee are all of the Fund's Non-Interested
Trustees.

                                 CODE OF ETHICS

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the
Code's pre-clearance requirements (with certain exceptions). In addition, the
Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security.
The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Funds' Advisor and its affiliates (including the Fund's Distributor, Scudder
Distributors, Inc.) have each adopted a Code of Ethics pursuant to 17j-1 under the 1940 Act ("Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading
"blackout periods" that prohibit trading by personnel within periods of trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                                       59

                               INVESTMENT ADVISOR

DeAM, Inc. (or, the 'Advisor') serves as the Funds' investment advisor. Prior to
April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly
Bankers Trust Company, served as the Funds' investment advisor. DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal
Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of each Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc.
has informed each Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for each Fund,
DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by each Fund is a customer of DeAM,
Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Funds, manages the Funds in accordance with each Fund's investment objective and stated investment policies, makes investment decisions for the Funds, places orders to purchase and sell securities and other financial instruments on behalf of the Funds and employs professional investment managers and securities analysts who provide research services to the Funds. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Funds are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A
DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Fund only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Funds will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Funds may, however, invest in the obligations of correspondents or customers of DeAM, Inc. Under the Advisory
Agreement, DeAM, Inc. receives a fee from each Fund computed daily and paid monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For the fiscal year ended December 31, 2002, DeAM, Inc. earned $256,027 as compensation for investment advisory services provided to the Tax Free Money
Fund Investment. During the same period DeAM, Inc. reimbursed $83,994 to the
Fund to cover expenses. For the period April 27, 2001 through December 31, 2001,
DeAM, Inc. earned $68,089 as compensation for investment

                                       60

advisory services provided to the Tax Free Money Fund Investment. During the same period DeAM, Inc. reimbursed $25,141 to the Fund to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $92,853 as compensation for investment advisory services provided to the Tax Free Money
Portfolio. For the fiscal year ended December 31, 2000, DBT Co. earned $233,528 as compensation for investment advisory services provided to Tax Free Money
Portfolio. During the same periods, DBT Co. reimbursed $43,075 and $29,126 respectively, to Tax Free Money Portfolio to cover expenses.

For the fiscal year ended December 31, 2002, DeAM, Inc. earned $167,341 as compensation for investment advisory services provided to the NY Tax Free Money
Fund Investment. During the same period DeAM, Inc. reimbursed $80,586 to the
Fund to cover expenses. For the period April 27, 2001 through December 31, 2001,
DeAM, Inc. earned $61,617 as compensation for investment advisory services provided to the NY Tax Free Money Fund Investment. During the same period DeAM,
Inc. reimbursed $717 to the Fund to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $56,857 as compensation for investment advisory services provided to the NY Tax Free Money
Portfolio. For the fiscal year ended December 31, 2000, DBT Co. earned $131,586 as compensation for investment advisory services provided to NY Tax Free Money
Portfolio. During the same periods, DBT Co. reimbursed $39,288 and $44,229, respectively, to NY Tax Free Money Portfolio to cover expenses.

The Funds' prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Investment Company Capital Corp.'s administration and services fees, including waivers thereof. The Advisor and Administrator may not recoup any of their waived investment advisory or administration and services fees.

ADVISORY CONTRACT APPROVAL

Each Fund's Advisory Agreement was most recently approved by a majority of the
Funds' Board of Trustees, including a majority of those Trustees who were not parties to the Advisory Agreement or "interested persons" of any such parties, on June 7, 2002, and approved by shareholders at a meeting called for the purpose of approving the Advisory Agreement on July 30, 2002. The Advisory
Agreement will continue in effect only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any such parties, or by a vote of a majority of the outstanding shares of a Fund. In approving the Funds' investment advisory agreements, the Board, including

                                       61

the Non-Interested Trustees, carefully considered (1) the nature, quality and extent of services to be provided to each Fund; (2) the investment advisory fees paid by the Funds would remain the same under the new Advisory Agreements as under the prior advisory agreements; (3) investment performance, both of the
Funds themselves and relative to appropriate peer groups and market indices; (4)
staffing and capabilities of DeAM, Inc. to manage the Funds; (5) investment advisory fees provided under the prior advisory agreements and expense ratios and asset size of the Funds and relative to appropriate peer groups; and (6)
DeAM, Inc.'s profitability from managing the Funds (both individually and collectively) and the other investment companies managed by DeAM, Inc. before marketing expenses paid by DeAM, Inc. The Board also considered other benefits earned by DeAM, Inc. and its affiliates relating to its management of the Funds, including brokerage fees, fees for custody, transfer agency and other services as well as soft dollar benefits received from third parties that aid in the management of assets. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the approval of the Advisory
Agreement was in the best interests of each Fund and its shareholders. The
Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding shares of the
Fund, at any time without penalty on 60 days' written notice to the Advisor. The
Advisor may terminate any Advisory Agreement at any time without penalty on 60 days' written notice to the Fund. The Advisory Agreements terminate automatically in the event of its "assignment" (as such term is defined in the
1940 Act).

The Advisory Agreements provide that neither Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Advisory Agreement relates, provided that nothing therein shall be deemed to be protect or purport to protect DeAM,
Inc. against any liability to a Fund or to its shareholders to which DeAM, Inc.
could otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement .

In the management of the Funds and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are

                                       62

allocated based on a Fund's pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as the Fund is concerned. However, it is the judgment of the
Board that the desirability of continuing the Funds' advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions.

DeAM, Inc. is registered with the Securities and Exchange Commission as an investment advisor and provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is an indirect, wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

                                  ADMINISTRATOR

Investment Company Capital Corp ('ICCC' or the 'Administrator') serves as the administrator to the Funds. Prior to July 1, 2001, DBT Co. served as the administrator to the Funds. Under its Administration and Services Agreements
with the Trust, the Administrator calculates the net asset value of the Funds and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. Scudder Fund Accounting Corporation
("SFAC"), an affiliate of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintains each Funds general accounting records. SFAC is located at Two International Place, Boston,
Massachusetts, 02110-4103. SFAC hired State Street Bank and Trust Company
("SSB") as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services
Agreement. The Administration and Services Agreements provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.60% of the average daily net assets of Tax Free Money Fund Investment and NY Tax Free Money Fund Investment.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the Board of
Trustees of the Trust and each Fund reasonably deems necessary for the proper administration of the Trust and each Fund. ICCC will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services
(including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Funds), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Fund's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws;
arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

                                       63

For the fiscal year ended December 31, 2002, ICCC earned $1,024,106 as compensation for administrative and other services provided to the Tax Free
Money Fund Investment. For the period July 1, 2001 through December 31, 2001,
ICCC earned $433,678 as compensation for administrative and other services provided to the Tax Free Money Fund Investment and reimbursed $14,360 to the Tax
Free Money Fund Investment to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $543,261 as compensation for administrative and other services provided to the Tax Free
Money Fund Investment. For the fiscal year ended December 31, 2000, DBT Co.
earned $854,530 as compensation for administrative and other services provided to the Tax Free Money Fund Investment and reimbursed $53,856, and $78,276, respectively, to the Tax Free Money Fund Investment to cover expenses.

For the fiscal year ended December 31, 2002, ICCC earned $669,364 as compensation for administrative and other services provided to the NY Tax Free
Money Fund Investment. For the period July 1, 2001 through December 31, 2001,
ICCC earned $335,263 as compensation for administrative and other services provided to the NY Tax Free Money Fund Investment.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $340,475 as compensation for administrative and other services provided to the NY Tax Free
Money Fund Investment. For the fiscal year ended December 31, 2000, DBT Co.
earned $481,410 as compensation for administrative and other services provided to the NY Tax Free Money Fund Investment and reimbursed $46,163 and $54,677, respectively, to the NY Tax Free Money Fund Investment to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $370,768 as compensation for administrative and other services provided to the Tax Free
Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co.
earned $77,843 and $78,598, respectively, as compensation for administrative and other services provided to Tax Free Money Portfolio.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $226,365 as compensation for administrative and other services provided to the NY Tax
Free Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT
Co. earned $43,862 and $47,758, respectively, as compensation for administrative and other services provided to the NY Tax Free Money Portfolio.

                                   DISTRIBUTOR

Scudder Distributor's Inc. ("SDI") serves as the distributor of each Fund's shares pursuant to the Distribution Agreement. Prior to August 19, 2002, ICC
Distributors, Inc. was the Funds' distributor. The terms and conditions of the
Distribution Agreement are exactly the same

                                       64

as the Distribution Agreement with ICC Distributors, Inc., the former distributor of each Fund. SDI enters into a Selling Group Agreement with certain broker-dealers (each a "Participating Dealer"). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI
Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of your assigned ICC Distributors, Inc. agreement will remain in effect. These Selling Group Agreements may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South
Riverside Plaza, Chicago, IL 60606.

                        TRANSFER AGENT AND SERVICE AGENT

Scudder Investments Service Company ("SISC"), 222 South Riverside Plaza,
Chicago, IL 60606, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Prior to December 16, 2002, ICCC served as the Funds' transfer agent. Under its transfer agency agreement with the Trust, SISC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. SISC is compensated by ICCC out of its administration fee and may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

The Fund compensates service agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Funds) whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liaison services. SISC acts as a Service Agent pursuant to its agreement with the Trust. SISC is paid by the Administrator and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by SISC from its fees. The services provided by a
Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the
Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the
Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with ICCC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

                                       65

Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                                    CUSTODIAN

As of April 11, 2003, State Street Bank and Trust Company ("SSB"), One Heritage
Drive - JPB/2N, North Quincy, MA 02171, serves as Custodian for the Trust. As
Custodian, it holds each Fund's assets. Prior to April 11, 2003, Deutsche Bank
Trust Company Americas, an affiliate of the Funds' advisor and administrator, served as Custodian to the Funds.

                                    EXPENSES

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Advisor or SDI, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099,
serves as Counsel to the Trust and from time to time provides certain legal services to the Advisor and the Administrator. PricewaterhouseCoopers LLP, 160
Federal Street, Boston, MA 02110 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of
Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Fund are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The Trust may create and issue additional series of shares. The
Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate

                                       66

beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust."
Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the
Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in the agreement, obligation or instrument entered into or executed by a Trust or a
Trustee. The Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the
Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such
Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that
Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

                                       67

In the event separate series or classes are established, all beneficial interests in the Trust, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of a Fund, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.
The Fund's shareholders who do not vote will not affect the Trust's votes at the
Fund meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund's shareholders who do, in fact, vote.

Except as described below, whenever a Fund is requested to vote on matters pertaining to the Fund, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Fund, which proposal, if made with respect to the Fund, would not require the vote of the

                                       68

shareholders of the Fund, or (b) any proposal with respect to the Fund that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund.

As of April 3, 2003, the following shareholders of record owned 25% or more of the voting securities of the Tax Free Money Fund Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep,
Custody, Attn. Linda Anderson, 280 Park Avenue - 22 West, New York, NY (69.15%).

As of April 3, 2003, the following shareholders of record owned 25% or more of the voting securities of the NY Tax Free Money Fund Investment, and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private
Bank Sweep, Custody, Attn. Linda Anderson, 1 BT Plaza - 17th Floor, New York, NY
10015 (62.03%).

Scudder Advisor Funds was organized under the name BT Tax-Free Investment Trust, changed its name to BT Investment Funds on May 16, 1988 and assumed its current name on May 16, 2003.

                               DIVIDENDS AND TAXES

The following is a general summary of certain Federal income tax consequences of investing in the Funds. It is not a complete discussion of all such consequences nor does it deal with all categories of investors. Investors are therefore advised to consult their own tax advisors before making an investment in a Fund.

                                    DIVIDENDS

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                   TAXATION OF THE FUNDS AND THEIR INVESTMENTS

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").
Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or

                                       69

independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders. Each Fund does not anticipate paying any excise taxes which will be payable if the Fund fails to distribute sufficient amount of its income and gains. Each Fund's dividends and distributions generally will not qualify for the dividends received deduction for corporations.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, distributions would be taxable as dividends to shareholders to the extent of current and accumulated earnings and profits, and the entire amount of such dividends would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Funds are not subject to the Federal income taxation. Instead investors investing in a Fund must take into account, in computing their Federal income tax liability, their share of the Fund's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Fund. Each Fund determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among investors in that Fund at the time of such determination.

                            TAXATION OF SHAREHOLDERS

As described above: (i) the Tax Free Money Fund Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (ii) the NY Tax Free Money Fund Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal.
Investment in the Tax Free Money Fund Investment or the NY Tax Free Money Fund
Investment would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

                                       70

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government
Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes. Because the Tax Free Money Fund
Investment and the NY Tax Free Money Fund Investment will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these
Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal
"excess net passive income" tax liability. Shareholders should consult their own tax advisors as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii)
subject to a Federal alternative minimum tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Each Tax Free
Money Fund Investment and NY Tax Free Money Fund Investment shareholder will receive after the close of the calendar year an annual statement as to the
Federal income (and, in the case of the NY Tax Free Money Fund Investment, New
York State and City) personal income tax status of his dividends and distributions from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes

                                       71

of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from Federal income taxation or exempt from New
York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield"
and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The
"current yield" of a Fund refers to the income generated by an investment in the
Fund over a seven-day period (which period will be stated in the advertisement).
This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Fund and operating expenses of a Fund. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher.
In addition, when interest rates are rising, the inflow of net new money to a
Fund from the continuous sale of its shares will likely be invested by the Fund in instruments producing higher yields than the balance of that Fund's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Tax Free Money Investment
Fund and the NY Tax Free Money Fund Investment might be compared with IBC State
Specific All Tax Free Money Investment Average and IBC Stockbroker and General
Purpose All Tax Free Money Investment Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized,

                                       72

independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield,"
"effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized
"base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money
Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return        =     Net Change in Account Value
                                ---------------------------
                                Beginning Account Value

Current Yield             =     Base Period Return x 365/7

Effective Yield           =     [(1 + Base Period Return)][POWER OF 365/7] - 1

Tax Equivalent Yield      =     Current Yield
                                -------------
                                (1 - Tax Rate)

The following table sets forth various measures of the performance for the Funds for the seven days ended December 31, 2002.

                                       73

                          TAX FREE      NY TAX FREE
                         MONEY FUND     MONEY FUND
                        INVESTMENT *   INVESTMENT **
                        ------------   -------------
Current Yield                   0.76%           0.72%
Effective Yield                 0.76%           0.72%
Tax Equivalent Yield            1.24%           1.26%

----------
*       Assumes a maximum Federal rate of 38.6%.
**      Assumes a maximum combined Federal, New York State and New York City tax rate of 42.81%

                                       74

                              FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31,
2002, are incorporated herein by reference to the Funds' Annual Report dated
December 31, 2002. A copy of the Funds' Annual Report may be obtained without charge by contacting the Funds' Service Center at 1-800-730-1313.

                                       75

                                    APPENDIX

DESCRIPTION OF RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH IBCA, INC. ("FITCH") CORPORATE BOND RATINGS:
AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

                                       76

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                       77

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:
Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:
The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:
Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

                                       78

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated
"CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-)
designation, which indicates where within the respective category the issue is placed.

                                       79

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

INVESTMENT ADVISOR OF THE FUNDS
DEUTSCHE ASSET MANAGEMENT, INC.
345 Park Avenue
New York, NY  10154

DISTRIBUTOR

SCUDDER DISTRIBUTORS, INC.
222 South Riverside Plaza
Chicago, IL 60606

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
One Heritage Drive - JPB/2N
North Quincy, MA 02171

ADMINISTRATOR
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

TRANSFER AGENT
Scudder Investment Service Company
222 South Riverside Plaza
Chicago, IL 60606

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue

New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its
Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional
Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

COMBMONSAI (4/03)

                                      A-81

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2003

Scudder Advisor Funds

Cash Management Fund Investment
Treasury Money Fund Investment

Scudder Institutional Funds

Cash Management Fund Institutional
Treasury Money Fund Institutional

Scudder Advisor Funds (prior to May 16, 2003, known as BT Investment Funds) and
Scudder Institutional Funds (prior to May 16, 2003, known as BT Institutional
Funds) (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management
Fund Investment, Cash Management Fund Institutional, Treasury Money Fund
Investment and Treasury Money Fund Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

The Trusts seek to achieve the investment objectives of the Cash Management Fund
Investment, the Cash Management Fund Institutional, Treasury Money Fund
Investment and the Treasury Money Fund Institutional by investing all the investable assets of the Funds in a diversified open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio and Treasury Money
Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by Scudder Distributors, Inc. ("SDI"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the
Portfolios' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2003, provide the basic information investors should know before investing. This Statement of Additional
Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed on the next page or by contacting your Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with the Funds' transfer agent.) Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December
31, 2002, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2002. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at 1-800-730-1313.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                         Administrator of the Portfolios

                           SCUDDER DISTRIBUTORS, INC.

                                   Distributor
                                 1-800-730-1313

                                                                                           PAGE
                                                                                           ----

   Trustees of the Trusts and Portfolios ...............................................

                                      (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Fund Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Cash Management Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Fund Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

Treasury Money Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                               Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding
Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Quality and Maturity of the Fund's Securities. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of
397 days or less on the date of their purchase and will be denominated in U.S.
dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. The Advisor will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. Each Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that
NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include
(but are not limited to) certificates of deposit, bankers' acceptances,

                                       1

bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United
Kingdom, Grand Cayman Island, Nassau, Australia, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of their assets in the bank and other financial institution obligations. The
Portfolios' concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolios to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolios may invest in commercial paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

For a description of commercial paper ratings, see the Appendix to this SAI.

                                       2

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note at any time to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of an active secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the
Fund's Securities" herein.)

U.S. Government Obligations. The Portfolios may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the
U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury
Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and
Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government
National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association
("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or
"Freddie Mac")).

Other U.S. government securities the Portfolios may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Loan Administration, Export-Import Bank of the
U.S., Small Business Administration, General Services Administration, Central
Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit
Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority,
District of Columbia Armory Board and Student Loan Marketing Association.
Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

The Portfolios may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of
Securities program ("STRIPS") or any similar program sponsored by the U.S.
government. STRIPS are sold as zero coupon securities. See "Zero Coupon
Securities."

Other Debt Obligations. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the
Portfolios' minimum credit quality

                                       3

standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security, or if unrated, one determined by the Advisor to be of comparable quality.

Asset-Backed Securities. The Cash Management Portfolio ("the Portfolio") may
invest in securities generally referred to as asset-backed securities.
Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card)
agreements and trade receivables Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements of Rule 2a-7.

                                        4

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Credit Enhancement. Certain of a Portfolios' acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than
25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolios have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100%
collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Advisor (or its affiliates) and the Advisor may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global
Securities Services business to State Street Bank, Inc. ("State Street"). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the
"Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Certain Funds currently use Deutsche Bank Trust Company Americas ("DBT Co.") and DBAG, NY ("Deutsche")
as its securities lending agent. Since many of DBT Co. employees became State
Street employees on the closing date, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for all Scudder funds authorized to participate in securities lending, including the Portfolios, subject to oversight from Deutsche. At a

                                        5

later date, Deutsche Asset Management will make recommendations to the
Portfolios' and Funds' Board regarding its securities lending program, but
Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Scudder funds.

Repurchase Agreements. The Portfolios may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolios would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolios to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolios' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolios' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Portfolios bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolios may be delayed in, or prevented from, exercising their rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities had decreased or the value of the securities had increased, the Portfolios could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which each
Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolios may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement").
Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be identified on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by each Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Portfolio's obligation to repurchase the securities, and each
Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by each Portfolio under the 1940 Act.

When-Issued and Delayed-Delivery Securities. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually

                                        6

delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Portfolio until settlement takes place.

At the time each Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that each Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If each Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When each Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in each
Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                                        7

                                        8

                                        9

Investment in Other Investment Companies. In accordance with applicable law, the
Portfolios may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolios may not (1) purchase more than
3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As
a shareholder of another money market fund, the Portfolios would bear, along with other shareholders, their pro rata portion of the money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolios bear directly (and the Funds bears indirectly on a pro rata basis) in connection with their own expenses.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule
144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                                       10

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes.
Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and
non-U.S. issuers, such as the PORTAL System sponsored by the National
Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the
Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv)
dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The
Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the
Board will retain ultimate responsibility for any liquidity determinations.

                             Additional Risk Factors

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding
Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses.
However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the

                                       11

different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from the Advisor at
1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a
Portfolio could have effective voting control of the operations of the
Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

A Fund may withdraw its investment from a Portfolio at any time, if the Board of
Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of
Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

Rating Services. The ratings of Moody's, The Standard & Poor's Division of the
McGraw Hill Companies, Inc. ("S&P") and Fitch Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees.
After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio.

                                       12

Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or
Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a
Fund is requested to vote on a change in the investment restrictions of a
Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the
Trust's votes representing Fund shareholders not voting will be voted by the
Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

All Funds and Portfolios

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

         1.       Borrow money, except for temporary or emergency (not
                  leveraging) purposes in an amount not exceeding 5% of the
                  value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

         2.       Pledge, hypothecate, mortgage or otherwise encumber more than
                  5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3.       Invest more than 5% of the total assets of the Fund or the
                  Portfolio, as the case may be, in any one issuer (other than
                  U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment
                  objectives as such Fund.

         4.       Invest more than 25% of the total assets of the Fund or the
                  Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii)
                  under normal market conditions more than 25% of the total
                  assets of Cash Management Portfolio will be invested in
                  obligations of U.S. and foreign banks provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment
                  objectives as such Fund.

                                       13

         5.       Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         6.       Underwrite the securities issued by others (except to the
                  extent the Fund or Portfolio may be deemed to be an
                  underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the
                  Portfolio's 10% limitation on investments in illiquid
                  securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment
                  company with the same investment objectives as such Fund.

         7.       Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the
                  Portfolio from investing in obligations secured by real estate or interests therein.

         8.       Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.

         9.       Invest more than an aggregate of 10% of the net assets of the
                  Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or
                  (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment
                  restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment
                  company with the same investment objectives as such Fund.

         10.      Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this
                  investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management
                  investment company with the same investment objectives as such
                  Fund.

         11.      Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from
                  investing all or part of a Fund's assets in an open-end
                  management investment company with the same investment
                  objectives as such Fund.

         12.      Issue any senior securities, except insofar as it may be
                  deemed to have issued a senior security by reason of (i)
                  entering into a repurchase agreement or (ii) borrowing in
                  accordance with terms described in the Prospectus and this
                  SAI.

                                       14

         13.      Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its
                  investment advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

         14.      Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5%
                  of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net
                  assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

         (i)      borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

         (ii)     pledge, mortgage or hypothecate for any purpose in excess of
                  10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

         (iii)    purchase any security or evidence of interest therein on
                  margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and
                  variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv)     sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further
                  consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)      invest for the purpose of exercising control or management;

         (vi)     make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the
                  Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the
                  Portfolio (Fund) has no current intention to engage in short selling);

                                       15

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the
Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a
Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by the Advisor and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased

                                       16

from underwriters or dealers, although certain newly issued U.S. Government
Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the
SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a
Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the
Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the
Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of each Fund (except the Cash Management Fund Institutional and Treasury Money Fund Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the
NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds'
primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Fund Institutional and Treasury Money
Fund Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the
"Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's
NAV per share will normally be $1.00.

The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during

                                       17

which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the
Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the
Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
withholding dividends or paying distributions from capital or capital gains;
redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the
Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                                       18

                       PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares of the Funds will receive, on any Valuation Day, the
NAV next determined following receipt by the Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary)
and transmission to Scudder Investmens Service Company, as the Trusts' transfer agent (the "Transfer Agent") of such order. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon
(Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company
Americas ("DBT Co.") receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation
Day's dividend. Scudder Advisor Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth in the Funds' prospectuses. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service
Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

                                       19

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the
Transfer Agent and each Service Agent. It is the responsibility of each Service
Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

..   Mail an account application with a check,

..   Wire money into your account,

..   Open an account by exchanging from another Deutsche Asset Management fund,
    or

..   Contact your Service Agent or Investment Professional.

Automatic Investment Plan. A shareholder may purchase additional shares of the
Funds through an automatic investment program. With the Direct Deposit Purchase
Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Service Agent has received the request. The Funds may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Consideration for Purchases of Shares. The Trust generally will not issue shares of a Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the
Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                              Redemption of Shares

Transfer Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Transfer
Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine.
If the Transfer Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions

                                       20

received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trusts. The Transfer Agent may, on at least 30 days' notice, involuntarily redeem a shareholder's account with a Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See the section entitled "Minimum
Investments" in the Funds' Prospectuses for the account minimum balances.

The Funds may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the `Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. In addition, the Funds may delay payment of redemption in the event of a closing of the Federal Reserve Bank's wire payment system untial a reasonable time after the system reopens, but in any event, the Fund may not delay payment more than seven days except under the circumstances in the previous sentence.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset
Management/Scudder Investment Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service
Agent or call the Service Center at 1-800-730-1313.

If you are selling your non-retirement account shares, you must leave at least the minimum balances in the account to keep it open. See the section entitled
"Minimum Investments" in the Funds Prospectuses for the minimum account balances.

Certain requests must include a signature guarantee to protect you and the
Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

..   Your account registration has changed within the last 30 days,

..   The check is being mailed to a different address than the one on your account (record address),

..   The check is being made payable to someone other than the account owner,

..   The redemption proceeds are being transferred to an account with a different registration, or

..   You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

                                       21

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the
Board of Trustees votes to liquidate the Fund and/or portfolio.

In-kind Redemptions. Each Fund and Portfolio reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chose by a Fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                     MANAGEMENT OF THE TRUSTS AND PORTFOLIOS

The overall business and affairs of each Trust and the corresponding Portfolio are managed by the Board of Trustees. The Board approves all significant agreements between the Trusts/Portfolio and persons or companies furnishing services to the Funds/Portfolio, including the Funds'/Portfolio's agreements with its investment advisor, distributor, custodian and transfer agent. The
Board of Trustees and the executive officers are responsible for managing each
Fund's/Portfolio's affairs and for exercising each Funds'/Portfolio's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers.

                                       22

Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of each Trust and each Funds'/Portfolio's Board as of April 30, 2003. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Funds (as defined in the 1940 Act) (a "Non-Interested Trustee").
Information for each Interested Trustee (the "Interested Trustee") follows. The
Interested Trustees are considered to be interested persons as defined by the
1940 Act because of their employment with either the Portfolio's Advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to
Trust/Portfolio operations is One South Street, Baltimore, Maryland, 21202.

The following individuals hold the same position with the Funds, the Trusts and the Portfolios.

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS

Non-Interested Directors

                                       23

----------------------------------------------------------------------------------------------------------------
Name, Date of Birth,                                                                        Number of Funds in
Position with the Funds and   Business Experience and Directorships                         the Fund Complex
Length of Time Served/1,2/    During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, Diligence LLC (international information                    68
2/3/47                        collection and risk-management firm) (September 2000 to
Trustee since 2002            present); Chairman, IEP Advisors, Inc. (July 1998 to
                              present); Chairman of the Board, Weirton Steel
                              Corporation/3/ (April 1996 to present); Member of
                              the Board, Hollinger International, Inc./3/
                              (publishing) (1995 to present), HCL Technologies
                              Limited (information technology) (April 1999 to
                              present), UBS Mutual Funds (formerly known as
                              Brinson and Mitchell Hutchins families of funds)
                              (registered investment companies) (September 1995
                              to present); and Member, Textron Inc./3/
                              International Advisory Council (July 1996 to
                              present). Formerly, Partner, McKinsey & Company
                              (consulting) (1991-1994) and US Chief Negotiator
                              in Strategic Arms Reduction Talks (START) with
                              former Soviet Union and US Ambassador to the
                              Federal Republic of Germany (1985-1991); Member of
                              the Board, Homestake Mining/3/ (mining and
                              exploration) (1998-February 2001), Archer Daniels
                              Midland Company/3/ (agribusiness operations)
                              (October 1996-June 2001) and Anchor Gaming (gaming
                              software and equipment) (March 1999-December
                              2001).
----------------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September 1989),           66
3/28/30                       Phoenix Euclid Market Neutral Funds (since May 1998)
Trustee since 1986 for        (registered investment companies); Retired (since 1986).
Scudder Advisor Funds, since  Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
1999 for Scudder              Director, Vintners International Company Inc. (wine vinter)
Institutional Funds and       (June 1989-May 1992), Coutts (USA) International (January
since 1999 for the Scudder    1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
Cash Management and Scudder   (private bank) (March 1991-March 1999); General Partner,
Treasury Money Portfolios     Pemco (investment company) (June 1979-June 1986).
----------------------------------------------------------------------------------------------------------------

                                       24

-----------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of               67
7/15/37                       Business, New York University (since September 1964);
Trustee since 1999            Trustee, CREF (Pension Fund) (since January 2000); Director,
                              S.G. Cowen Mutual Funds (January 1985-January
                              2001), Japan Equity Fund, Inc. (since January
                              1992), Thai Capital Fund, Inc. (since January
                              2000) and Singapore Fund, Inc. (since January
                              2000) (registered investment companies). Formerly,
                              Trustee, TIAA (Pension Fund) (January 1996-January
                              2000).
-----------------------------------------------------------------------------------------------------------
Joseph R. Hardiman            Private Equity Investor (January 1997 to present); Director,          66
5/27/37                       Soundview Technology Group Inc. (investment banking) (July
Trustee since 2002            1998 to present), Corvis Corporation/3/ (optical networking equipment) (July 2000 to present), Brown
                              Investment Advisory & Trust Company (investment
                              advisor) (February 2001 to present), The Nevis
                              Fund (registered investment company) (July 1999 to
                              present), and ISI Family of Funds (registered
                              investment companies) (March 1998 to present).
                              Formerly, Director, Circon Corp./3/ (medical
                              instruments) (November 1998-January 1999);
                              President and Chief Executive Officer, The
                              National Association of Securities Dealers, Inc.
                              and The NASDAQ Stock Market, Inc. (1987-1997);
                              Chief Operating Officer of Alex. Brown & Sons
                              Incorporated (now Deutsche Bank Securities Inc.)
                              (1985-1987); General Partner, Alex. Brown & Sons
                              Incorporated (now Deutsche Bank Securities Inc.)
                              (1976-1985).

                                       25

----------------------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and                    66
2/18/46                       Professor, Finance Department, The Wharton School,
Trustee since 1999 for        University of Pennsylvania (since July 1972); Director,
Scudder Advisor Funds and     Lauder Institute of International Management Studies (since
the Scudder Cash Management   July 2000); Co-Director, Wharton Financial Institutions
and Scudder Treasury Money    Center (since July 2000) and Vice Dean and Director, Wharton
Portfolios and since 1990     Undergraduate Division (July 1995-June 2000).
for Scudder Institutional
Funds
----------------------------------------------------------------------------------------------------------------
Graham E. Jones               Senior Vice President, BGK Realty, Inc. (commercial real              66
1/31/33                       estate) (since 1995); Trustee, 8 open-end mutual funds
Trustee since 2002            managed by Weiss, Peck & Greer (since 1985) and Trustee of
                              18 open-end mutual funds managed by Sun Capital Advisers,
                              Inc. (since 1998).
----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew Charitable             66
4/10/51                       Trusts (charitable foundation) (1994 to present); Executive
Trustee since 2002            Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).
                              Formerly, Executive Director, The Pew Charitable
                              Trusts (1988-1994); Director, ISI Family of Funds
                              (registered investment companies) (1997-1999) and
                              Director, The Glenmede Trust Company (investment
                              trust and wealth management) (1994-2002).

                                       26

----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and                   66
10/11/35                      Financial Consulting) (since November 1988). Formerly,
Trustee since 1986 for        Director, Financial Industry Consulting, Wolf & Company
Scudder Advisor Funds, since  (consulting)(1987-1988); President, John Hancock Home
1999 for Scudder              Mortgage Corporation (1984-1986); Senior Vice President of
Institutional Funds and       Treasury and Financial Services, John Hancock Mutual Life
since 1990 for the Scudder    Insurance Company, Inc. (1982-1986).
Cash Management and Scudder
Treasury Money Portfolios
----------------------------------------------------------------------------------------------------------------
William N. Searcy             Pension & Savings Trust Officer, Sprint Corporation/3/                66
9/03/46                       (telecommunications) (since November 1989); Trustee of 18
Trustee since 2002            open-end mutual funds managed by Sun Capital Advisers, Inc.
                              (since October 1998).
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc. (consulting           69
1/29/40                       firm) (May 1982 to present). Formerly, President and
Trustee since 2002            Trustee, Trust for Investment Managers (registered
                              investment company) (April 1999-June 2002); President,
                              Investment Company Administration, L.L.C. (January
                              1992*-July 2001); President, Treasurer and
                              Director, First Fund Distributors, Inc. (June
                              1990-January 2002); Vice President, Professionally
                              Managed Portfolios (May 1991-January 2002) and
                              Advisors Series Trust (October 1996-January 2002)
                              (registered investment companies); President,
                              Guinness Flight Investment Funds, Inc. (registered
                              investment company) (June 1994-November 1998).
                              * Inception date of the corporation which was the
                              predecessor to the L.L.C.
----------------------------------------------------------------------------------------------------------------

Interested Trustee

                                       27

Name, Date of Birth,         Business Experience and Directorships                         Number of Funds in
Position with the Funds and  During the Past 5 Years                                       the Fund Complex
Length of Time Served/1/2/                                                                 Overseen
---------------------------------------------------------------------------------------------------------------
Richard T. Hale/4/           Managing Director, Deutsche Bank Securities Inc. (formerly            200
7/17/45                      Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Chairman since 2002 and      Management (1999 to present); Director and President,
Trustee since 1999           Investment Company Capital Corp. (registered investment
                             advisor) (1996 to present); Director, Deutsche
                             Global Funds, Ltd. (2000 to present), CABEI Fund
                             (2000 to present), North American Income Fund (2000
                             to present); Director, Scudder Global Opportunities
                             Fund (since 2003); Director/Officer
                             Deutsche/Scudder Mutual Funds (various dates);
                             President, Montgomery Street Securities, Inc. (2002
                             to present) (registered investment companies); Vice
                             President, Deutsche Asset Management, Inc. (2000 to
                             present); formerly, Director, ISI Family of Funds
                             (registered investment companies; 4 funds overseen)
                             (1992-1999).
---------------------------------------------------------------------------------------------------------------

Officers

Name, Date of Birth,          Business Experience and Directorships
Position with the Funds and
Length of Time Served/1,2/    During the Past 5 Years
---------------------------------------------------------------------------------------------------------------
Richard T. Hale               See information provided under Interested Trustee.
President since 2003
---------------------------------------------------------------------------------------------------------------
Kenneth Murphy/5/             Vice President, Deutsche Asset Management (September 2000-present). Formerly,
10/13/63                      Director, John Hancock Signature Services (1992-2000); Senior Manager,
Vice President and            Prudential Mutual Fund Services (1987-1992).
Anti-Money Laundering
Compliance Officer since 2002
---------------------------------------------------------------------------------------------------------------

                                       28

Name, Date of Birth
Position with the Funds
and length of Time           Business Experience and Directorships
Served /1,2/                 During the Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles A. Rizzo5            Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice
8/5/57                       President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002         Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                             PricewaterhouseCoopers LLP) (1993-1998).
---------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch             Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                      Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Secretary since 1999         Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche
                             Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                             Securities and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------

/1/ Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

/2/ Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder Advisor Funds and Scudder
Institutional Funds of which these funds are a series.

/3/ A publicly held company
with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

/4/ Mr. Hale is a Trustee who is an "interested person" within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset
Management, Inc. and a Managing Director of Deutsche Asset Management, the US
asset management unit of Deutsche Bank and its affiliates.

                                       29

/5/  Address: Two International Place, Boston, Massachusetts.

Trustee Ownership in the Fund/1/

----------------------------------------------------------------------------------------------------------
                                                                            Aggregate Dollar Range of
                                                                        Ownership as of December 31, 2002
                                    Dollar Range of Beneficial           in all Funds Overseen by Trustee
Trustee                             Ownership in the Funds/1/                   in the Fund Complex/1,2/
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Non-Interested Trustees
----------------------------------------------------------------------------------------------------------
Richard R. Burt                     None                                Over $100,000
----------------------------------------------------------------------------------------------------------
S. Leland Dill                      None                                Over $100,000
----------------------------------------------------------------------------------------------------------
Martin J. Gruber                    None                                $10,001 to $50,000
----------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                  None                                Over $100,000
----------------------------------------------------------------------------------------------------------
Richard J. Herring                  None                                $50,001 to $100,000
----------------------------------------------------------------------------------------------------------
Graham E. Jones                     None                                Over $100,000
----------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                    None                                Over $100,000
----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                None                                Over $100,000
----------------------------------------------------------------------------------------------------------
William N. Searcy                   None                                $1 to $10,000
----------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                 None                                Over $100,000
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                            Aggregate Dollar Range of
                                                          Ownership as of December 31, 2002
                            Dollar Range of Beneficial     in all Funds Overseen by Trustee
Trustee                     Ownership in the Funds/1/             in the Fund Complex/1,2/
---------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------
Richard T. Hale               None                          Over $100,000
---------------------------------------------------------------------------------------------

/1./ The amount shown includes share equivalents of funds in which the board member is deemed to be invested pursuant to the Funds' deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

/2./ Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
     $100,000.

As of April 3, 2003, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust
(all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Non-Interested Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

                                       31

-----------------------------------------------------------------------------------------------------
                                                                            Value of
                                                                            Securities  Percent of
                                Owner and                                   on an       Class on an
                                Relationship to                   Title of  Aggregate   Aggregate
Trustee                         Trustee                Company    Class     Basis       Basis
-----------------------------------------------------------------------------------------------------
Richard R. Burt                 N/A                                         None
-----------------------------------------------------------------------------------------------------
S. Leland Dill N/A None
-----------------------------------------------------------------------------------------------------
Martin J. Gruber                N/A                                         None
-----------------------------------------------------------------------------------------------------
Joseph R. Hardiman              N/A                                         None
-----------------------------------------------------------------------------------------------------
Richard Herring                 N/A                                         None
-----------------------------------------------------------------------------------------------------
Graham E. Jones                 N/A                                         None
-----------------------------------------------------------------------------------------------------
Rebecca W. Rimel                N/A                                         None
-----------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            N/A                                         None
-----------------------------------------------------------------------------------------------------
William N. Searcy               N/A                                         None
-----------------------------------------------------------------------------------------------------
Robert H. Wadsworth             N/A                                         None
-----------------------------------------------------------------------------------------------------

Remuneration. Officers of the Funds/Portfolio receive no direct remuneration from the Funds/Portfolios. Officers and Trustees of the Funds who are officers or trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Trustee receives an aggregate annual fee, plus a fee for each board and committee meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and
Executive Committee receive an annual fee for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Funds or Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds or Portfolios. The following table shows compensation received by each Trustee from each Trust and
Portfolio and aggregate compensation from the fund complex during the calendar year 2002.

                           Trustee Compensation Table

-------------------------------------------------------------------------------------------------------------
                          Compensation
                          from Cash          Compensation from     Compensation from   Compensation from
                          Management Fund    Cash Management Fund  Treasury Money Fund Treasury Money Fund
 Trustee                  Investment         Institutional         Investment          Institutional
-------------------------------------------------------------------------------------------------------------
Harry Van Benschoten/1/   $  824             $  824                $  824              $  824
-------------------------------------------------------------------------------------------------------------
Charles P. Biggar/1/      $  824             $  824                $  824              $  824
-------------------------------------------------------------------------------------------------------------
Richard R. Burt           $  250             $  250                $  250              $  250
-------------------------------------------------------------------------------------------------------------
S. Leland Dill            $1,074             $1,074                $1,074              $1,074
-------------------------------------------------------------------------------------------------------------
Martin Gruber             $1,074             $1,074                $1,074              $1,074
-------------------------------------------------------------------------------------------------------------
Richard T. Hale           $    0             $    0                $    0              $    0
-------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman        $  250             $  250                $  250              $  250
-------------------------------------------------------------------------------------------------------------
Richard J. Herring        $1,074             $1,074                $1,074              $1,074
-------------------------------------------------------------------------------------------------------------
Graham E. Jones           $  250             $  250                $  250              $  250
-------------------------------------------------------------------------------------------------------------
Bruce E. Langton/1/       $  824             $  824                $  824              $  824
-------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel          $  250             $  250                $  250              $  250
-------------------------------------------------------------------------------------------------------------

                                       33

----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.         $1,074                $1,074                  $1,074                 $1,074
----------------------------------------------------------------------------------------------------------------
William N. Searcy            $  250                $  250                  $  250                 $  250
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth          $  250                $  250                  $  250                 $  250
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                             Aggregate             Aggregate               Total
                             Compensation          Compensation            Compensation
                             from Cash             from Treasury           from
                             Management            Money Portfolio         Fund Complex/2/
Trustee                      Portfolio
-------------------------------------------------------------------------------------------------
Harry Van Benschoten/1/      $   824               $  824                  $ 33,750
-------------------------------------------------------------------------------------------------
Charles P. Biggar/1/         $   824               $  824                  $ 33,832
-------------------------------------------------------------------------------------------------
Richard R. Burt              $13,882               $  967                  $124,500
-------------------------------------------------------------------------------------------------
S. Leland Dill               $15,275               $1,831                  $102,250
-------------------------------------------------------------------------------------------------
Martin Gruber                $14,706               $1,791                  $109,000
-------------------------------------------------------------------------------------------------
Richard T. Hale              $     0               $    0                  $      0
-------------------------------------------------------------------------------------------------
Joseph R. Hardiman           $13,882/4/            $  967/3/               $ 96,000
-------------------------------------------------------------------------------------------------
Richard J. Herring           $14,706               $1,791                  $ 99,750
-------------------------------------------------------------------------------------------------
Graham E. Jones              $13,882               $  967                  $ 80,500
-------------------------------------------------------------------------------------------------
Bruce E. Langton/1/          $   824               $  824                  $ 33,832
-------------------------------------------------------------------------------------------------
Rebecca W. Rimel             $13,882/4/            $  967/3/               $ 96,000
-------------------------------------------------------------------------------------------------
Philip Saunders, Jr.         $14,706/4/            $1,791/3/               $ 99,750
-------------------------------------------------------------------------------------------------
William N. Searcy            $13,882               $  967                  $ 83,500
-------------------------------------------------------------------------------------------------

                                       34

-------------------------------------------------------------------------------------------------
                             Aggregate             Aggregate               Total
                             Compensation          Compensation            Compensation
                             from Cash             from Treasury           from
                             Management            Money Portfolio         Fund Complex/2/
Trustee                      Portfolio
-------------------------------------------------------------------------------------------------
Robert H. Wadsworth          $13,882               $967                    $126,000
-------------------------------------------------------------------------------------------------

1  No longer a Trustee as of July 30, 2002.

2  During calendar year 2002, the total number of funds in the Fund Complex was
   198. During calendar year 2002, the total number of funds overseen by each
   Trustee was 84 except for Messrs. Benschoten (42 funds), Biggar (42 funds),
   Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds),
   Langton (42 funds), and Wadsworth (87 funds).

3  Of the amounts payable to Ms. Rimel and Messrs. Hardiman and Saunders, $444,
   $967, and $317, respectively, was deferred pursuant to a deferred compensation plan.

4  Of the amounts payable to Ms. Rimel and Messrs. Hardiman and Saunders,
   $13,882, $6,979, and $4,551, respectively, was deferred pursuant to a deferred compensation plan.

The Advisor and the Administrator reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Advisor"
and "Administrator" below.

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Fund Investment: Private Bank Sweep
Trust Attn.: Linda Anderson, 280 Park Ave. 22/nd/ Floor, New York, NY 10017-1216
(81.13%). HERD 2002-1 Reserve Account, 1585 Broadway, New York, NY 10036-8200
(6.04%).

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Fund Institutional: Alumina
Enterprises LTD Collection Account, 36 Trafalgar Road, Attn.: Lastenia Davis,
Kingston 10, Jamaica W I (16.98%). BT Preservation Plus Income Fund, C/O Bankers
Trust Co., 130 Liberty Street, New York, NY 10006-1105 (8.69%).

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Fund Investment: Town of Hempstead Debt
Prin c/o Bankers Trust, 4 Albany 4/th/ Floor, New York, New York 1006-1502
(35.47%). Collection Account, 350 South Grand Ave, 51/st/ Floor, Att: Steve
Naberhaus, Los Angeles, CA 90071-3406 (11.96%). Vendee 1992/Master Reserve, c/o
Bankers Trust, 3 Park Plaza 16/th/ Floor, Irving, CA 92614-8505 (11.14%). Chase
Manhatten Mortgage Corp, Attn: Nancy Sayer, 200 Old Wilson Bridge Rd.,
Worthington, OH 43085-2247 (5.51%).

                                       35

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Fund Institutional: AEC/Comcast of
Western Co. Inc., Atlantic Exchange Company, LLC, Attn.: Patrick Dowdall/Will
Hazel, 21 Milk Street, 5/th/ Floor, Boston, MA 02109-5408 (22.11%). Piedmont
Muni Power Agency, 121 Village Drive, Greer, SC 29651-1291 (17.50%). CNTY of San
Diego CO, 16000 Pacific Highway, San Diego, CA 92101 (5.98%). SMUD Nuclear
Decommissionary Trust, P.O. Box 15830 MS40, Sacramento, CA 95852-1830 (5.36%).

Information Concerning Committees and Meetings of Trustees

The Boards of Trustees of the Trust met five times during the calendar year ended December 31, 2002 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committee: The current Board of Trustees was elected on July 30, 2002. The
Trust's Board currently has the following committees:

Audit and Compliance Committee: The Audit and Compliance Committee makes recommendations regarding the selection of independent auditors for the Funds, confers with the independent auditors regarding the Funds' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit

                                       36

and Compliance Committee receives annual representations from the auditors as to their independence. The members of the Audit and Compliance Committee are S.
Leland Dill (Chairman) and the remaining Non-Interested Trustees. The Audit and
Compliance Committee met five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by each Fund's portfolio in accordance with the Trust's valuation procedures. Messrs. Hale,
Saunders and Wadsworth are members of the Valuation Committee with Messrs. Burt,
Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two
Trustees are required to constitute a quorum for meetings of the Valuation
Committee. The Trust's Valuation Committee met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Trustees organized a
Nominating and Governance Committee as well as Fixed Income, Equity and
Operations Committees. The members of the Fixed Income Committee are Messrs.
Jones and Searcy and Ms. Rimel. The members of the Equity Committee are Messrs.
Burt, Gruber, Hardiman and Herring. The members of the Operations Committee are
Messrs. Dill, Saunders and Wadsworth. The Fixed Income, Equity and Operations
Committees periodically review the investment performance and operations of the
Fund. The members of the Nominating and Governance Committee are all of the
Fund's Non-Interested Trustees.

                                 Code of Ethics

The Boards of Trustees of the Trusts have adopted a Code of Ethics pursuant to
Rule 17j-1 under the 1940 Act. The Trusts' Code of Ethics permits access persons of the Fund to invest in securities for their own accounts, but requires compliance with the Code's preclearance requirements, subject to certain exceptions. In addition, the Trusts' Code provides for trading blackout periods that prohibit trading by personnel within periods of trading by the Portfolio in the same security. The Trusts' Code prohibits short term trading profits, prohibits personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                                       37

The Funds'/Portfolio's Advisor, and its affiliates (including the Funds'
distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities for their own accounts, subject to compliance with the Consolidated Code's pre-clearance requirements (with certain exceptions). In addition, the Consolidated Code provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the
Funds in the same security. The Consolidated Code also prohibits short term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                               Investment Advisor

The Funds have not retained the services of an investment advisor since each
Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche
Bank is a banking company with limited liability organized under the laws of the
Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc.
has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund,
DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM,
Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the
Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role

                                       38

as investment advisor. All orders for investment transactions on behalf of the
Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A
DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15%, before waivers and reimbursements, of the average daily net assets of the Portfolio.

For the fiscal year ended December 31, 2002, DeAM, Inc. earned $16,015,555 as compensation for investment advisory services provided to the Cash Management
Portfolio. During the same period DeAM, Inc. reimbursed $2,513,697 to the Cash
Management Portfolio to cover expenses. For the period April 30, 2001 through
December 31, 2001, DeAM, Inc. earned $9,960,309 as compensation for investment advisory services to Cash Management Portfolio. During the same period, DeAM,
Inc. reimbursed $1,367,226 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, Deutsche Bank Trust
Company Americas ("DBT Co.") (formerly Bankers Trust Company) earned $4,328,500 as compensation for investment advisory services provided to Cash Management
Portfolio. For the fiscal year ended December 31, 2000, DBT Co. earned
$12,843,718, as compensation for investment advisory services provided to Cash
Management Portfolio. During the same periods, DBT Co. reimbursed $678,910 and
$1,881,361, to Cash Management Portfolio to cover expenses.

For the fiscal year ended December 31, 2002, DeAM, Inc. earned $1,156,720 as compensation for investment advisory services provided to the Treasury Money
Portfolio. During the same period DeAM, Inc. reimbursed $104,484 to the Treasury
Money Portfolio to cover expenses. For the period April 30, 2001 through
December 31, 2001, DeAM, Inc. earned $1,066,049 as compensation for investment advisory services to Treasury Money Portfolio. During the same period, DeAM,
Inc. reimbursed $26,915 to Treasury Money Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $646,873 as compensation for investment advisory services provided to Treasury Money
Portfolio. For the fiscal year ended December 31, 2000, DBT Co. earned
$2,444,003, as compensation for investment advisory services provided to
Treasury Money Portfolio. During the same periods, DBT Co. reimbursed $48,737 and $102,809 to Treasury Money Portfolio to cover expenses.

The Funds' prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and the Administrator's administration and services fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

                                       39

                           Advisory Contract Approval

The Advisory Agreement was most recently approved by a majority of the
Portfolios' Board of Trustees, including a majority of those Trustees who were not parties or "interested persons" of any such parties, on June 7, 2002, and approved by shareholders at a meeting called for the purpose of approving the
Advisory Agreement on July 30, 2002. The Advisory Agreement will continue in effect only if such continuance is specifically approved annually by the
Trustees, including a majority of the Trustees who are not parties to such
Advisory Agreement or "interested persons" of any such parties, or by a vote of a majority of the outstanding shares of each Portfolio. In approving the
Portfolio's investment advisory agreement, the Board, including the Independent
Trustees, carefully considered (1) the nature and quality of services to be provided to each Portfolio; (2) the investment advisory fees paid by each
Portfolio would remain the same under the new Advisory Agreement as under the prior agreement; (3) investment performance, both of each Portfolio itself and relative to appropriate peer groups and market indices; (4) staffing and capabilities of DeAM, Inc. to manage each Portfolio; (5) investment advisory fees provided under the prior Advisory Agreement and expense ratio and asset size of each Portfolio itself and relative to appropriate peer groups; and (6)
DeAM, Inc's profitability from managing each Portfolio and the other investment companies managed by DeAM, Inc. before marketing expenses paid by DeAM, Inc. The
Board also considered other benefits earned by DeAM, Inc. and its affiliates relating to its management of the Funds and the Portfolios, including brokerage fees, fees for custody, transfer agency and other services as well as soft dollar benefits received from third parties that aid in the management of assets. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the approval of the Advisory Agreement was in the best interests of each Portfolio and its shareholders. The Advisory
Agreement is terminable by vote of the Board of Trustees, or, with respect to each Portfolio, by the holders of a majority of the outstanding shares of each
Portfolio, at any time without penalty on 60 days' written notice to the
Advisor. The Advisor may terminate any Advisory Agreement at any time without penalty on 60 days' written notice to each Portfolio. The Advisory Agreements terminates automatically in the event of its "assignment" (as such term is defined in the 1940 Act).

                                       40

The Advisory Agreement provides that neither Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by each Portfolio in connection with the matters to which the Advisory Agreement relates, provided that nothing therein shall be deemed to be protect or purport to protect DeAM,
Inc. against any liability to each Portfolio or to its shareholders to which
DeAM, Inc. could otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.

In the management of each Portfolio and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts.
Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on the Portfolios' pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as each Portfolio is concerned. However, it is the judgment of the Board that the desirability of continuing the Portfolios'
advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Transactions."

                                  Administrator

Investment Company Capital Corp. (`ICCC' or the `Administrator') serves as the
Administrator to the Funds and the Portfolios. Prior to July 1, 2001, DBT Co.
served as the Administrator to the Funds and the Portfolios. Under its
Administration and Services Agreements with the Trusts, ICCC generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. Scudder Fund Accounting Corporation ("SFAC"), an
affiliate of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining Portfolio and general accounting records. SFAC is located at Two International Place, Boston, Massachusetts,
02110-4103. SFAC hired State Street Bank and Trust Company ("SSB") as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services Agreement.
The Administration and Services Agreements provides for each Trust to pay the
Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Cash Management Fund Investment, and
0.05% of the average daily net assets of Cash Management Fund Institutional and
Treasury Money Fund Institutional.

Under Administration and Services Agreements with each Portfolio, ICCC calculates the value of the assets of the Portfolio and generally assists the
Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the
Administration and Services Agreements, ICCC may delegate one or more of its responsibilities to others, including affiliates of ICCC, at ICCC's expense.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each

                                       41

Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. ICCC will generally assist in all aspects of the Funds' and
Portfolios' operations; supply and maintain office facilities (which may be in
ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the
1940 Act and the rules thereunder, except as maintained by other agents of the
Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue
Sky authorities; supply supporting documentation for meetings of the Board of
Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal year ended December 31, 2002, ICCC earned $1,251,138 as compensation for administrative and other services provided to Cash Management
Fund Investment. During the same period ICCC reimbursed $28,987 to Cash
Management Fund Investment to cover expenses. For the period July 1, 2001 through December 31, 2001, ICCC earned $562,664 as compensation for administrative and other services provided to Cash Management Fund Investment and reimbursed $1,053 to Cash Management Fund Investment to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $584,728 as compensation for administrative and other services provided to Cash Management
Fund Investment. For the fiscal year ended December 31, 2000, DBT Co. earned
$1,158,351 as compensation for administrative and other services provided to the
Cash Management Fund Investment. During the same periods DBT Co. reimbursed
$17,334 and $42,748 to the Cash Management Fund Investment to cover expenses.

For the fiscal year ended December 31, 2002, ICCC earned $1,987,739 as compensation for administrative and other services provided to Cash Management
Fund Institutional. During the same period ICCC reimbursed $44,138 to Cash
Management Fund Institutional to cover expenses. For the period July 1, 2001 through December 31, 2001, ICCC earned $1,043,562 as compensation for administrative and other services provided to Cash Management Fund Institutional and reimbursed $131,731 to Cash Management Fund Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $971,370 as compensation for administrative and other services provided to Cash Management
Fund Institutional. For the fiscal year ended December 31, 2000 DBT Co. earned
$1,885,764 as compensation for administrative and other services provided to
Cash Management Fund Institutional. During the same periods, DBT Co. reimbursed
$53,288 and $284,488 to Cash Management Fund Institutional to cover expenses.

For the fiscal year ended December 31, 2002, ICCC earned $1,381,954 as compensation for administrative and other services provided to Treasury Money
Fund Investment. During

                                       42

the same period ICCC reimbursed $71,640 to Treasury Money Fund Investment to cover expenses. For the period July 1, 2001 through December 31, 2001, ICCC earned $849,188 as compensation for administrative and other services provided to Treasury Money Fund Investment and reimbursed $62,613 to Treausry Money Fund
Investment to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $841,390 as compensation for administrative and other services provided to Treasury Money
Fund Investment. For the fiscal year ended December 31, 2000, DBT Co. earned
$2,234,244 as compensatoin for administrative and other services provided to the
Treasury Money Fund Institutional. During the same periods DBT Co. reimbursed
$40,820 and $97,431 respectively, to cover expenses.

For the fiscal year ended December 31, 2002, ICCC earned $256,445 as compensation for administrative and other services provided to Treasury Money
Fund Institutional. During the same period ICCC reimbursed $119,380 to Treasury
Money Fund Institutional to cover expenses. For the period July 1, 2001 through
December 31, 2001, ICCC earned $174,414 as compensation for administrative and other services provided to Treasury Money Fund Institutional and reimbursed
$93,306 to Treasury Money Fund Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $238,814 as compensation for administrative and other services provided to Treasury Money
Fund Institutional. For the fiscal year ended December 31, 2000 DBT Co. earned
$609,422 as compensation for administrative and other services provided to
Treasury Money Fund Institutional. During the same periods, DBT Co. reimbursed
$104,658 and $174,424 to Treasury Money Fund Institutional to cover expenses.

For the fiscal year ended December 31, 2002, ICCC earned $5,337,022 as compensation for administrative and other services provided to the Cash
Management Portfolio. During the same period ICCC reimbursed $2,513,697 to the
Cash Management Portfolio to cover expenses. For the period July 1, 2001 through
December 31, 2001, ICCC earned $2,511,797 as compensation for administrative and other services provided to Cash Management Portfolio and reimbursed $1,032,777 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $2,251,139 as compensation for administrative and other services provided to Cash
Management Portfolio and reimbursed $1,013,359 to the Portfolio to cover expenses. For the fiscal year ended December 31, 2000 DBT Co. earned $4,281,239 as compensation for administrative and other services provided to the Cash
Management Portfolio.

For the fiscal year ended December 31, 2002, ICCC earned $382,316 as compensation for administrative and other services provided to the Treasury
Money Portfolio. During the same period ICCC reimbursed $104,484 to the Treasury
Money Portfolio to cover expenses. For the period July 1, 2001 through December
31, 2001, ICCC earned $254,965 as compensation for administrative and other services provided to Treasury Money Portfolio and reimbursed $14,881 to the
Treasury Money Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $316,009 as compensation for administrative and other services provided to Treasury Money
Portfolio and reimbursed $60,771 to the Portfolio to cover expenses. For the fiscal year ended December 31, 2000, DBT Co.

                                       43

earned $816,008 as compensation for administrative and other services provided to the Treasury Money Portfolio.

                                   Distributor

Scudder Distributors is the principal distributor for shares of the Funds.
Scudder Distributors is a registered broker/dealer and is affiliated with the
Advisor and the Administrator. The principal business address of Scudder
Distributors is 222 South Riverside Plaza Chicago, IL 60606-5808.

                        Service Agent and Transfer Agent

SISC, as defined below, acts as a Service Agent pursuant to its agreement with the Trusts. SISC is paid by the Administrator and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by SISC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for

                                       44

bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Transfer Agent or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the agreement with the
SISC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a Service Agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Effective December 16, 2002, Scudder Investments Service Company ("SISC"), 222
South Riverside Plaza, Chicago, Illinois 60606-5808, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, SISC maintains the shareholder account records for the
Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust.
SISC may be reimbursed by the Fund for its out-of-pocket expenses. Prior to
December 16, 2002, Investment Company Capital Corp.("ICCC") acted as the Fund's transfer and dividend disbursing agent. SISC provides the same services that
ICCC provided to the Fund and is entitled to receive the same rate of compensation.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

                                    Custodian

As of April 11, 2003, State Street Bank and Trust ("State Street"), One Heritage
Drive, North Quincy, Massachusetts 02171, serves as Custodian to the Trusts and the Portfolios. As Custodian, it holds the Funds' assets.

Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Funds' advisor and administrator, served as Custodian.

                                       45

                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Administrator or Scudder
Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the
Administrator or Scudder Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099,
serves as counsel to the Trusts and from time to time provides certain legal services to the Advisor and Administrator. PricewaterhouseCoopers LLP, 160
Federal Street, Boston, Massachusetts 02110 has been selected as Independent
Accountants for the Trusts.

                           ORGANIZATION OF THE TRUSTS

The Scudder Advisor Funds was organized on July 21, 1986 and the Scudder
Institutional Funds was organized on March 26, 1990 under the laws of the
Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each
Portfolio are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share.
Shares when issued are fully paid and non-assessable, except as set forth below.
Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust."
Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each
Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a
Trustee. Each Declaration of Trust provides for indemnification from such
Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that

                                       46

each Trust believes is remote. Upon payment of any liability incurred by a
Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

The Cash Management Portfolio and Treasury Money Portfolio were organized as trusts under the laws of the State of New York. Each Portfolio's Declaration of
Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the
Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such
Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that
Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a
Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the
Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which

                                       47

made with respect to the Fund, would not require the vote of shareholders of the
Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of April 3, 2003, the following shareholder of record owned 25% or more of the voting securities of the Cash Management Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep
Trust Attn.: Linda Anderson, 280 Park Ave. 22/nd/ Floor, New York, NY 10017-1216
(81.13%).

As of April 3, 2003, the following shareholder of record owned 25% or more of the voting securities of Treasury Money Fund Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Town of Hempstead Debt
Prin c/o Bankers Trust, 4 Albany 4/th/ Floor, New York, New York 1006-1502
(35.47%).

Scudder Advisor Funds was organized under the name BT Tax-Free Investment Trust, changed its name to BT Investment Funds on May 16, 1988 and assumed its current name on or about May 16, 2003.

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                    Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                                       48

                   Taxation of the Funds and Their Investments

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").
Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a
Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the
Funds and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.
Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Funds and the other investors in that Portfolio at the time of such determination.

                            Taxation of Shareholders

As described above the Cash Management Fund Investment, Cash Management Fund
Institutional, Treasury Money Fund Investment and Treasury Money Fund
Institutional are designed to provide investors with current income. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government
Obligations are exempt from any applicable state or local income taxes.

                                       49

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate, with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund.
To the extent that the Funds earn taxable net investment income, each of the
Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield"
and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The
"current yield" of a Fund refers to the income generated by an investment in the
Fund over a seven-day period (which period will be stated in the advertisement).
This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for

                                       50

comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Fund
Investment might be compared with, for example, the IBC First Tier All Taxable
Money Fund Average, that of the Treasury Money Fund might be compared with IBC
U.S. Treasury and Repo All Taxable Money Fund Average. Similarly, the yield of a
Fund might be compared with rankings prepared by Micropal Limited and/or Lipper
Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate
Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield"
or "effective yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized
"base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

Base Period Return         =        Net Change in Account Value
                                    ---------------------------
                                    Beginning Account Value

Current Yield              =        Base Period Return x 365/7

Effective Yield            =        [(1 + Base Period Return)/365/7/] - 1

                                       51

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 2002.

                          Cash           Cash         Treasury       Treasury
                       Management     Management        Money          Money
                          Fund           Fund           Fund           Fund
                       Investment    Institutional   Investment    Institutional

Current Yield             0.77%          1.28%          0.67%          1.17%

Effective Yield           0.77%          1.29%          0.68%          1.18%

                                       52

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2002, are incorporated herein by reference to the Funds'
Annual Report dated December 31, 2002. A copy of the Funds' Annual Report may be obtained without charge by contacting the Funds' Service Center at
1-800-730-1313.

                                       53

                                    APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch, Inc. ("Fitch") corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA

                                       54

security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                       55

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

                                       56

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                       57

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated
"CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-)
designation, which indicates where within the respective category the issue is placed.

                                       58

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2003

Investment Advisor of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.

345 Park Avenue
New York, NY  100154

Distributor

SCUDDER DISTRIBUTORS, INC.
222 South Riverside Plaza
Chicago, IL 60606

Custodian

STATE STREET BANK and TRUST COMPANY
One Heritage Drive
North Quincy, MA 02171

Administrator
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Transfer Agent

SCUDDER INVESTMENTS SERVICE COMPANY
222 South Riverside Plaza
Chicago, IL 60606

Independent Accountants
PRICEWATERHOUSECOOPERS LLP

160 Federal Street
Boston, MA  02110

Counsel

WILLKIE FARR & GALLAGHER
787 Seventh Avenue
 New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its
Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional
Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922108
Cusip #055924104
Cusip #055924203

COMBMONSAI  (4/03)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)  Declaration of Trust dated July 21, 1986; 1
     (1)  Supplement to Declaration of Trust dated October 20, 1986; 1
     (2)  Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b)  By-Laws; 1
(c)  Incorporated by reference to Exhibit (b) above;
(d)  Investment Advisory Agreements dated July 30, 2002:
     (1)  between the Registrant and Deutsche Asset Management, Inc., filed herewith;
     (2)  between BT Investment Portfolios and Deutsche Asset Management, Inc.;
          filed herewith;
     (3)  between Cash Management Portfolio and Deutsche Asset Management, Inc.,
          filed herewith;
     (4)  between Treasury Money Portfolio and Deutsche Asset Management, Inc.,
          filed herewith;
(e)  Distribution Agreement between Registrant and Scudder Distributors, Inc., dated August 19, 2002; 27
(f)  Bonus or Profit Sharing Contracts - Not applicable;
(g)  Custodian Agreement between the Registrant and State Street Bank and Trust
     Company, dated April 1, 2003, filed herewith;
(h)  (1)  Administration Agreement dated July 1, 2001; 24
     (2)  Expense Limitation Agreement; 24
     (3)  Fund Accounting Agreement between Investment Company Capital
          Corporation and Scudder Fund Accounting Corporation dated June 3,
          2002; filed herewith;
     (4)  Form of Sub-Administration and Sub-Fund Accounting Agreement between
          Investment Company Capital Corporation, Scudder Fund Accounting
          Corporation and State Street Bank and Trust Company dated April 1,
          2003, filed herewith;
     (5)  Transfer Agency Agreement dated October 1, 2000 with Investment
          Company Capital Corp.; 19
     (6)  Form of Transfer Agency Agreement dated December 16, 2002 between the
          Registrant and Scudder Investments Service Company; 28
     (7)  Agency Agreement between Scudder Investments Service Company and DST
          Systems, Inc., dated January 15, 2003, filed herewith;
(i)  Consent of Counsel, filed herewith;
(j)  Consent of Independent Accountants - filed herewith;
(k)  Omitted Financial Statements - Not applicable;
(l)  Initial Capital Agreements - Not applicable;
(m)  Rule 12b-1 Plans - "form of"; 22
(n)  Not applicable.
(o)  Rule 18f-3 Plan, as amended; 29
(p)  Codes of Ethics for Funds;16 and Advisor, filed herewith;
(q)  Powers of Attorney of Registrant; 26

----------
1.   Incorporated by reference to Post-Effective Amendment No. 34 to
     Registrant's Registration Statement on Form N-1A ("Registration Statement")
     as filed with the Securities and Exchange Commission ("Commission") on July
     31, 1995.
2.   Incorporated by reference to Post-Effective Amendment No. 44 to
     Registrant's Registration Statement as filed with the Commission on July 1,
     1997.
3.   Incorporated by reference to Post-Effective Amendment No. 46 to
     Registrant's Registration Statement as filed with the Commission on January
     28, 1998.

4.   Incorporated by reference to Post-Effective Amendment No. 50 to
     Registrant's Registration Statement as filed with the Commission on June
     30, 1998.
5.   Incorporated by reference to Post-Effective Amendment No. 55 to
     Registrant's Registration Statement as filed with the Commission on
     November 25, 1998.
6.   Incorporated by reference to Post-Effective Amendment No. 56 to
     Registrant's Registration Statement as filed with the Commission on January
     28, 1999.
7.   Incorporated by reference to Post-Effective Amendment No. 57 to
     Registrant's Registration Statement as filed with the Commission on
     February 8, 1999.
8.   Incorporated by reference to Post-Effective Amendment No. 29 to
     Registrant's Registration Statement as filed with the Commission on
     November 8, 1993.
9.   Incorporated by reference to Post-Effective Amendment No. 60 to
     Registrant's Registration Statement as filed with the Commission on March
     15, 1999.
10.  Incorporated by reference to Post-Effective Amendment No. 63 to
     Registrant's Registration Statement as filed with the Commission on July
     29, 1999.
11.  Incorporated by reference to Post-Effective Amendment No. 64 to
     Registrant's Registration Statement as filed with the Commission on October
     22, 1999.
12.  Incorporated by reference to Post-Effective Amendment No. 66 to
     Registrant's Registration Statement as filed with the Commission on
     December 23, 1999.
13.  Incorporated by reference to Post-Effective Amendment No. 67 to
     Registrant's Registration Statement as filed with the Commission on January
     28, 2000.
14.  Incorporated by reference to Post-Effective Amendment No. 68 to
     Registrant's Registration Statement as filed with the Commission on April
     28, 2000.
15.  Incorporated by reference to Post-Effective Amendment No. 69 to
     Registrant's Registration Statement as filed with the Commission on May 1,
     2000.
16.  Incorporated by reference to Post-Effective Amendment No. 70 to
     Registrant's Registration Statement as filed with the Commission on June
     26, 2000.
17.  Incorporated by reference to Post-Effective Amendment No. 73 to
     Registrant's Registration Statement as filed with the Commission on August
     31, 2000.
18.  Incorporated by reference to Post-Effective Amendment No. 74 to
     Registrant's Registration Statement as filed with the Commission on
     September 29, 2000.
19.  Incorporated by reference to Post-Effective Amendment No. 75 to
     Registrant's Registration Statement as filed with the Commission on October
     20, 2000.
20.  Incorporated by reference to Post-Effective Amendment No. 77 to
     Registrant's Registration Statement as filed with the Commission on
     December 29, 2000.
21.  Incorporated by reference to Post-Effective Amendment No. 78 to
     Registrant's Registration Statement as filed with the Commission on January
     29, 2001.
22.  Incorporated by reference to Post Effective Amendment No. 81 to
     Registrant's Registration Statement as filed with the Commission on March
     30, 2001.
23.  Incorporated by reference to Post Effective Amendment No. 82 to
     Registrant's Registration Statement as filed with the Commission on April
     30, 2001.
24.  Incorporated by reference to Post-Effective Amendment No. 84 to
     Registrant's Registration Statement as filed with the Commission on June
     29, 2001.
25.  Incorporated by reference to Post-Effective Amendment No. 86 to
     Registrant's Registration Statement as filed with the Commission on January
     28, 2002.
26.  Incorporated by reference to Post-Effective Amendment No. 94 to
     Registrant's Registration Statement as filed with the Commission on
     September 30, 2002.
27.  Incorporated by reference to Post-Effective Amendment No. 95 to
     Registrant's Registration Statement as filed with the Commission on
     November 27, 2002.

28.  Incorporated by reference to Post-Effective Amendment No. 97 to
     Registrant's Registration Statement as filed with the Commission on January
     31, 2003.
29.  Incorporated by reference to Post-Effective Amendment No. 98 to
     Registrant's Registration Statement as filed with the Commission on
     February 3, 2003.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's
Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26. Business and Other Connections of Investment Advisor.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.)
(File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part II
(b)  Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters.

(a)  Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the
     Registrant's shares.

(b)  Information on the officers and directors of SDI, principal underwriter for the Registrant as of April 1, 2003, is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

            (1)                                 (2)                              (3)
Name and Principal Business         Position and Offices with         Positions and Offices with
          Address                         Distributor                         Registrant
---------------------------   -------------------------------------   --------------------------
Thomas F. Eggers              Chairman and Director
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President
345 Park Avenue               and Director
New York, NY 10154

Scott B. David                Vice President and Director
Two International Place
Boston, MA  02110-4103

           (1)                                 (2)                                (3)
Name and Principal Business        Position and Offices with          Positions and Offices with
          Address                         Distributor                         Registrant
---------------------------   -------------------------------------   --------------------------
John W. Edwards, Jr.          Chief Financial Officer and Treasurer
60 Wall Street
New York, NY 10005-2858

Caroline Pearson              Secretary                               Assistant Secretary
Two International Place
Boston, MA 02110-4103

Linda J. Wondrack             Vice President and Chief Compliance
Two International Place       Officer
Boston, MA 02110-4103

C. Perry Moore                Vice President and Chief Operating
222 South Riverside Plaza     Officer
Chicago, IL 60606

David Edlin                   Vice President
222 South Riverside Plaza
Chicago, IL 60606

M. Patrick Donovan            Vice President
Two International Place
Boston, MA 02110-4103

Robert Froelich               Vice President
222 South Riverside Plaza
Chicago, IL 60606

Michael L. Gallagher          Vice President
222 South Riverside Plaza
Chicago, IL 60606

Kenneth P. Murphy             Vice President                          Vice President
Two International Place
Boston, MA 02110

Philip J. Collora             Assistant Secretary
222 South Riverside Plaza
Chicago, IL 60606

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:               Deutsche Asset Management
(Registrant)                       One South Street
                                   Baltimore, MD 21202

Investment Company Capital Corp.   One South Street
(Administrator)                    Baltimore, MD 21202

Scudder Investments Service        222 South Riverside Plaza
Company                            Chicago, IL 60606
(Transfer Agent)

Scudder Fund Accounting Corp.      345 Park Avenue
(Fund Accounting Agent)            New York, NY 10154

State Street Bank & Trust          One Heritage Drive - JPB/2N
Company (Sub-Administrator/        North Quincy, MA 02171
Accounting Agent)

Deutsche Asset Management, Inc.    345 Park Avenue
(Investment Advisor)               New York, NY 10154

Scudder Distributors, Inc.         222 South Riverside Plaza
(Distributor)                      Chicago, IL 60606

DST Systems, Inc.                  333 West 11th Street, 5th Floor
(Sub-Transfer Agent)               Kansas City, MO 64105

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT
FUNDS, certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933, as amended, and has duly caused this Post-Effective
Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of
Maryland on this 30th day of April, 2003.

                                       BT INVESTMENT FUNDS

                                   By: /s/ Bruce A. Rosenblum
                                       ---------------------------------------
                                       Bruce A. Rosenblum, Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

          NAME                            TITLE                        DATE
          ----                            -----                        ----

By: /s/ Bruce A. Rosenblum    Assistant Secretary                 April 30, 2003
    ----------------------   (Attorney in Fact
    Bruce A. Rosenblum       For the Persons Listed Below)

/s/ Richard T. Hale          Trustee and President (Chief        April 30, 2003
--------------------------   Executive Officer)
Richard T. Hale

/s/ CHARLES A. RIZZO*        Treasurer (Principal
--------------------------   Financial and Accounting Officer)
Charles A. Rizzo

/s/ RICHARD R. BURT*         Trustee
--------------------------
Richard R. Burt

/s/ S. LELAND DILL*          Trustee
--------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*        Trustee
--------------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*      Trustee
--------------------------
Richard J. Herring

/s/ PHILIP SAUNDERS, JR.*    Trustee
--------------------------
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*      Trustee
--------------------------
Joseph R. Hardiman

/s/ GRAHAM E. JONES*         Trustee
--------------------------
Graham E. Jones

/s/ REBECCA W. RIMEL*        Trustee
--------------------------
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*       Trustee
--------------------------
William N. Searcy

/s/ ROBERT H. WADSWORTH*     Trustee
--------------------------
Robert H. Wadsworth

*    By Power of Attorney, previously filed.

                                   SIGNATURES

     CASH MANAGEMENT PORTFOLIO and TREASURY MONEY PORTFOLIO have duly caused this Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A
of BT Investment Funds to be signed on their behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 30th day of
April, 2003.

                                     CASH MANAGEMENT PORTFOLIO

                                     By: /s/ Bruce A. Rosenblum
                                         ---------------------------------------
                                         Bruce A. Rosenblum, Assistant Secretary

                                     TREASURY MONEY PORTFOLIO

                                     By: /s/ Bruce A. Rosenblum
                                         ---------------------------------------
                                         Bruce A. Rosenblum, Assistant Secretary

This Post-Effective Amendment No. 100 to the Registration Statement of BT
Investment Funds has been signed below by the following persons in the capacities indicated with respect to the CASH MANAGEMENT PORTFOLIO and TREASURY
MONEY PORTFOLIO .

          NAME                            TITLE                        DATE
          ----                            -----                        ----

By: /s/ Bruce A. Rosenblum    Assistant Secretary                 April 30, 2003
    ----------------------   (Attorney-in-Fact
    Bruce A. Rosenblum       For the Persons Listed Below)

/s/ Richard T. Hale          Trustee and President (Chief        April 30, 2003
--------------------------   Executive Officer)
Richard T. Hale

/s/ CHARLES A. RIZZO*        Treasurer (Principal
--------------------------   Financial and Accounting Officer)
Charles A. Rizzo

/s/ RICHARD R. BURT*         Trustee
--------------------------
Richard R. Burt

/s/ S. LELAND DILL*          Trustee
--------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*        Trustee
--------------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*      Trustee
--------------------------
Richard J. Herring

/s/ PHILIP SAUNDERS, JR.*     Trustee
--------------------------
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*       Trustee
--------------------------
Joseph R. Hardiman

/s/ GRAHAM E. JONES*         Trustee
--------------------------
Graham E. Jones

/s/ REBECCA W. RIMEL*        Trustee
--------------------------
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*       Trustee
--------------------------
William N. Searcy

/s/ ROBERT H. WADSWORTH*     Trustee
--------------------------
Robert H. Wadsworth

*    By Power of Attorney, previously filed.